(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
EMERGING MARKETS INCOME
FUND - CLASS A, CLASS T, CLASS B
AND CLASS C
SEMIANNUAL REPORT
JUNE 30, 1998
CONTENTS


PRESIDENT'S MESSAGE   3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK             19  THE MANAGER'S REVIEW OF FUND
                          PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    22  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                          INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS           23  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                          WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  29  STATEMENTS OF ASSETS AND LIABILITIES,
                          OPERATIONS, AND CHANGES IN NET ASSETS,
                          AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 38  NOTES TO FINANCIAL STATEMENTS.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
As the first half of 1998 drew to a close, benign inflation, low interest rates and moderate economic growth provided a solid foundation for strong stock and bond performance. Investors seemed to put concerns about the financial and economic turmoil in Asia aside for the most part, responding instead to stronger-than-expected corporate earnings and a sound domestic economy. The bond markets tended to benefit from the moderate growth in the economy and a historically low rate of inflation, as well their traditional status as a refuge from volatility in the equity markets.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR EMERGING MARKETS INCOME FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T shares, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998                  PAST 6  PAST 1  LIFE OF
                                             MONTHS  YEAR    FUND

FIDELITY ADV EMERGING MARKETS INCOME - CL A  -2.03%  1.05%   75.83%

FIDELITY ADV EMERGING MARKETS INCOME - CL A  -6.68%  -3.75%  67.48%
 (INCL. MAX. 4.75% SALES CHARGE)

JP EMBI PLUS                                 -1.08%  1.39%   78.89%

EMERGING MARKETS DEBT FUNDS AVERAGE          -2.94%  -1.25%  N/A

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the J.P. Morgan Emerging Markets Bond Index Plus - a market capitalization weighted total return index of U.S. dollar- and other external currency-denominated Brady bonds, loans, Eurobonds, and local market debt instruments traded in emerging markets. To measure how Class A's performance stacked up against its peers, you can compare it to the emerging markets debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 39 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998                  PAST 1  LIFE OF
                                             YEAR    FUND

FIDELITY ADV EMERGING MARKETS INCOME - CL A  1.05%   13.99%

FIDELITY ADV EMERGING MARKETS INCOME - CL A  -3.75%  12.71%
 (INCL. MAX. 4.75% SALES CHARGE)

JP EMBI PLUS                                 1.39%   14.45%

EMERGING MARKETS DEBT FUNDS AVERAGE          -1.25%  N/A

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             FA Emerg Mkt Inc -CL A      JP EMBI Plus
             00255                       JP004
  1994/03/10       9525.00                    10000.00
  1994/03/31       9128.32                     8807.82
  1994/04/30       9248.44                     8643.25
  1994/05/31       9844.60                     9282.15
  1994/06/30       9368.11                     8810.67
  1994/07/31       9578.30                     8971.50
  1994/08/31      10732.31                     9714.11
  1994/09/30      11038.76                    10014.32
  1994/10/31      10754.24                     9697.82
  1994/11/30      10530.74                     9687.51
  1994/12/31       9760.21                     9059.99
  1995/01/31       8639.66                     8623.61
  1995/02/28       8022.18                     8222.51
  1995/03/31       7787.58                     8056.78
  1995/04/30       8456.16                     8918.88
  1995/05/31       8960.63                     9695.07
  1995/06/30       9011.12                     9909.06
  1995/07/31       9026.46                     9869.98
  1995/08/31       9219.78                    10140.13
  1995/09/30       9586.60                    10536.55
  1995/10/31       9514.14                    10422.17
  1995/11/30       9831.92                    10724.86
  1995/12/31      10442.10                    11485.35
  1996/01/31      11211.15                    12358.18
  1996/02/29      10586.42                    11676.46
  1996/03/31      10686.18                    11942.44
  1996/04/30      11237.32                    12593.99
  1996/05/31      11532.65                    12811.92
  1996/06/30      11823.71                    13262.30
  1996/07/31      11956.95                    13539.46
  1996/08/31      12386.31                    14036.78
  1996/09/30      13395.58                    14942.02
  1996/10/31      13777.70                    15043.72
  1996/11/30      14543.65                    15810.38
  1996/12/31      14671.78                    16000.37
  1997/01/31      15288.34                    16442.93
  1997/02/28      15544.63                    16729.03
  1997/03/31      14908.02                    16123.30
  1997/04/30      15420.01                    16602.74
  1997/05/31      16079.19                    17247.58
  1997/06/30      16574.92                    17644.32
  1997/07/31      17288.48                    18376.34
  1997/08/31      17191.69                    18301.91
  1997/09/30      17741.43                    18861.14
  1997/10/31      15984.93                    16688.46
  1997/11/30      16562.96                    17480.82
  1997/12/31      17094.97                    18083.31
  1998/01/31      17114.76                    18046.65
  1998/02/28      17575.41                    18563.20
  1998/03/31      18039.84                    19025.32
  1998/04/30      18049.07                    19071.47
  1998/05/31      17302.88                    18420.48
  1998/06/30      16748.18                    17888.74
IMATRL PRASUN   SHR__CHT 19980630 19980709 163901 R00000000000055
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Markets Income Fund - Class A on March 10, 1994, when the fund started, and the current 4.75% sales charge was paid. As the chart shows, by June 30, 1998, the value of the investment would have grown to $16,748 - a 67.48% increase on the initial investment. For comparison, look at how the J.P. Morgan Emerging Markets Bond Index Plus did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $17,889 - a 78.89% increase. UNDERSTANDING
PERFORMANCE
Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets means
assuming greater risks than investing
in the United States. Factors like
changes in a country's financial
markets, its local political and
economic climate, and the
fluctuating value of its currency
create these risks. For these reasons
an international fund's performance
may be more volatile than a fund
that invests exclusively in the United
States. Past performance is no
guarantee of future results and
you may have a gain or loss when
you sell your shares.
(checkmark)

TOTAL RETURN COMPONENTS
                  SIX MONTHS   YEAR ENDED    SEPTEMBER 3, 1996
                  ENDED        DECEMBER 31,  (COMMENCEMENT
                  JUNE 30,                   OF SALE OF
                                             CLASS A SHARES) TO
                                             DECEMBER 31,



                  1998         1997          1996

DIVIDEND RETURNS  4.35%        8.37%         2.32%

CAPITAL RETURNS   -6.38%       8.15%         15.39%

TOTAL RETURNS     -2.03%       16.52%        17.71%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED JUNE 30, 1998  PAST 1       PAST 6        PAST 1
                             MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE          9.22(CENTS)  50.39(CENTS)  111.46(CENTS)

ANNUALIZED DIVIDEND RATE     10.46%       9.14%         9.33%

30-DAY ANNUALIZED YIELD      N/A          -             -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $10.72 over the past one month, $11.12 over the past six months, and $11.95 over the past one year, you can compare the class' income distributions over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. Yield information will be reported once Class A has a longer, more stable operating history.
ADVISOR EMERGING MARKETS INCOME FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the life of fund total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998                  PAST 6  PAST 1  LIFE OF
                                             MONTHS  YEAR    FUND

FIDELITY ADV EMERGING MARKETS INCOME - CL T  -2.06%  0.89%   75.60%

FIDELITY ADV EMERGING MARKETS INCOME - CL T  -5.49%  -2.64%  69.45%
 (INCL. MAX. 3.50% SALES CHARGE)

JP EMBI PLUS                                 -1.08%  1.39%   78.89%

EMERGING MARKETS DEBT FUNDS AVERAGE          -2.94%  -1.25%  N/A

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the J.P. Morgan Emerging Markets Bond Index Plus - a market capitalization weighted total return index of U.S. dollar- and other external currency-denominated Brady bonds, loans, Eurobonds, and local market debt instruments traded in emerging markets. To measure how Class T's performance stacked up against its peers, you can compare it to the emerging markets debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 39 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998                  PAST 1  LIFE OF
                                             YEAR    FUND

FIDELITY ADV EMERGING MARKETS INCOME - CL T  0.89%   13.95%

FIDELITY ADV EMERGING MARKETS INCOME - CL T  -2.64%  13.02%
 (INCL. MAX. 3.50% SALES CHARGE)

JP EMBI PLUS                                 1.39%   14.45%

EMERGING MARKETS DEBT FUNDS AVERAGE          -1.25%  N/A

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             FA Emerg Mkt Inc -CL T      JP EMBI Plus
             00635                       JP004
  1994/03/10       9650.00                    10000.00
  1994/03/31       9248.12                     8807.82
  1994/04/30       9369.81                     8643.25
  1994/05/31       9973.79                     9282.15
  1994/06/30       9491.05                     8810.67
  1994/07/31       9704.00                     8971.50
  1994/08/31      10873.16                     9714.11
  1994/09/30      11183.62                    10014.32
  1994/10/31      10895.38                     9697.82
  1994/11/30      10668.94                     9687.51
  1994/12/31       9888.29                     9059.99
  1995/01/31       8753.04                     8623.61
  1995/02/28       8127.46                     8222.51
  1995/03/31       7889.78                     8056.78
  1995/04/30       8567.13                     8918.88
  1995/05/31       9078.23                     9695.07
  1995/06/30       9129.37                     9909.06
  1995/07/31       9144.92                     9869.98
  1995/08/31       9340.78                    10140.13
  1995/09/30       9712.41                    10536.55
  1995/10/31       9639.00                    10422.17
  1995/11/30       9960.95                    10724.86
  1995/12/31      10579.14                    11485.35
  1996/01/31      11358.28                    12358.18
  1996/02/29      10725.35                    11676.46
  1996/03/31      10826.42                    11942.44
  1996/04/30      11384.79                    12593.99
  1996/05/31      11684.00                    12811.92
  1996/06/30      11978.87                    13262.30
  1996/07/31      12113.86                    13539.46
  1996/08/31      12548.86                    14036.78
  1996/09/30      13572.33                    14942.02
  1996/10/31      13947.71                    15043.72
  1996/11/30      14723.78                    15810.38
  1996/12/31      14854.44                    16000.37
  1997/01/31      15480.72                    16442.93
  1997/02/28      15740.89                    16729.03
  1997/03/31      15095.79                    16123.30
  1997/04/30      15612.28                    16602.74
  1997/05/31      16280.02                    17247.58
  1997/06/30      16795.95                    17644.32
  1997/07/31      17517.42                    18376.34
  1997/08/31      17419.65                    18301.91
  1997/09/30      17975.36                    18861.14
  1997/10/31      16195.49                    16688.46
  1997/11/30      16765.19                    17480.82
  1997/12/31      17301.56                    18083.31
  1998/01/31      17318.97                    18046.65
  1998/02/28      17784.00                    18563.20
  1998/03/31      18254.99                    19025.32
  1998/04/30      18263.11                    19071.47
  1998/05/31      17506.64                    18420.48
  1998/06/30      16945.16                    17888.74
IMATRL PRASUN   SHR__CHT 19980630 19980713 095807 R00000000000055
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Markets Income Fund - Class T on March 10, 1994, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by June 30, 1998, the value of your investment would have grown to $16,945 - a 69.45% increase on the initial investment. For comparison, look at how the J.P. Morgan Emerging Markets Bond Index Plus did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $17,889 - a 78.89% increase. UNDERSTANDING
PERFORMANCE
Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets means
assuming greater risks than investing
in the United States. Factors like
changes in a country's financial
markets, its local political and
economic climate, and the
fluctuating value of its currency
create these risks. For these reasons
an international fund's performance
may be more volatile than a fund
that invests exclusively in the United
States. Past performance is no
guarantee of future results and you
may have a gain or loss when you
sell your shares.
(checkmark)

TOTAL RETURN COMPONENTS

                  SIX MONTHS          YEARS ENDED DECEMBER 31,          MARCH 10, 1994
                  ENDED                                                 (COMMENCEMENT
                  JUNE 30,                                              OF OPERATIONS) TO
                                                                        DECEMBER 31,



                  1998        1997                      1996    1995    1994

DIVIDEND RETURNS  4.33%       8.32%                     9.46%   9.51%   4.80%

CAPITAL RETURNS   -6.39%       8.15%                    30.95%  -2.52%  -2.33%

TOTAL RETURNS     -2.06%      16.47%                    40.41%  6.99%   2.47%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED JUNE 30, 1998  PAST 1       PAST 6        PAST 1
                             MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE          9.23(CENTS)  50.05(CENTS)  110.56(CENTS)

ANNUALIZED DIVIDEND RATE     10.49%       9.08%         9.26%

30-DAY ANNUALIZED YIELD      8.05%        -             -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $10.71 over the past one month, $11.11 over the past six months and $11.94 over the past one year, you can compare the class' income distributions over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's maximum 3.50% sales charge.
ADVISOR EMERGING MARKETS INCOME FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at income, as reflected in its yield, to measure performance.
The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90% 12b-1 fee (1.00% prior to January 1,
1996). Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charge included in the past six months, one year and life of fund total return figures are 5%, 4% and 2%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998                  PAST 6  PAST 1  LIFE OF
                                             MONTHS  YEAR    FUND

FIDELITY ADV EMERGING MARKETS INCOME - CL B  -2.39%  0.27%   71.01%

FIDELITY ADV EMERGING MARKETS INCOME - CL B  -7.07%  -3.85%  69.01%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

JP EMBI PLUS                                 -1.08%  1.39%   78.89%

EMERGING MARKETS DEBT FUNDS AVERAGE          -2.94%  -1.25%  N/A

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the J.P. Morgan Emerging Markets Bond Index Plus - a market capitalization weighted total return index of U.S. dollar- and other external currency-denominated Brady bonds, loans, Eurobonds, and local market debt instruments traded in emerging markets. To measure how Class B's performance stacked up against its peers, you can compare it to the emerging markets debt funds average, which reflects the performance of mutual funds tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 39 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998                  PAST 1  LIFE OF
                                             YEAR    FUND

FIDELITY ADV EMERGING MARKETS INCOME - CL B  0.27%   13.26%

FIDELITY ADV EMERGING MARKETS INCOME - CL B  -3.85%  12.95%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

JP EMBI PLUS                                 1.39%   14.45%

EMERGING MARKETS DEBT FUNDS AVERAGE          -1.25%  N/A

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             FA Emerg Mkt Inc -CL B      JP EMBI Plus
             00637                       JP004
  1994/03/10      10000.00                    10000.00
  1994/03/31       9583.54                     8807.82
  1994/04/30       9709.65                     8643.25
  1994/05/31      10335.54                     9282.15
  1994/06/30       9835.28                     8810.67
  1994/07/31      10042.78                     8971.50
  1994/08/31      11243.37                     9714.11
  1994/09/30      11566.18                    10014.32
  1994/10/31      11270.66                     9697.82
  1994/11/30      11019.23                     9687.51
  1994/12/31      10195.80                     9059.99
  1995/01/31       9040.37                     8623.61
  1995/02/28       8379.79                     8222.51
  1995/03/31       8129.96                     8056.78
  1995/04/30       8821.79                     8918.88
  1995/05/31       9341.02                     9695.07
  1995/06/30       9398.54                     9909.06
  1995/07/31       9408.41                     9869.98
  1995/08/31       9603.44                    10140.13
  1995/09/30       9967.22                    10536.55
  1995/10/31       9896.87                    10422.17
  1995/11/30      10220.12                    10724.86
  1995/12/31      10846.22                    11485.35
  1996/01/31      11637.09                    12358.18
  1996/02/29      10984.00                    11676.46
  1996/03/31      11081.11                    11942.44
  1996/04/30      11645.35                    12593.99
  1996/05/31      11956.55                    12811.92
  1996/06/30      12239.00                    13262.30
  1996/07/31      12370.24                    13539.46
  1996/08/31      12818.89                    14036.78
  1996/09/30      13841.33                    14942.02
  1996/10/31      14226.85                    15043.72
  1996/11/30      15019.85                    15810.38
  1996/12/31      15142.84                    16000.37
  1997/01/31      15770.43                    16442.93
  1997/02/28      16024.74                    16729.03
  1997/03/31      15360.81                    16123.30
  1997/04/30      15876.94                    16602.74
  1997/05/31      16543.60                    17247.58
  1997/06/30      17055.87                    17644.32
  1997/07/31      17775.74                    18376.34
  1997/08/31      17666.48                    18301.91
  1997/09/30      18218.22                    18861.14
  1997/10/31      16396.61                    16688.46
  1997/11/30      16991.95                    17480.82
  1997/12/31      17520.59                    18083.31
  1998/01/31      17513.16                    18046.65
  1998/02/28      17988.29                    18563.20
  1998/03/31      18450.12                    19025.32
  1998/04/30      18448.18                    19071.47
  1998/05/31      17676.74                    18420.48
  1998/06/30      16901.39                    17888.74
IMATRL PRASUN   SHR__CHT 19980630 19980727 110550 R00000000000055
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Markets Income Fund - Class B on March 10, 1994, when the fund started. As the chart shows, by June 30, 1998, the value of the investment including the effect of the applicable contingent deferred sales charge, would have been $16,901 - a 69.01% increase on the initial investment. For comparison, look at how the J.P. Morgan Emerging Markets Bond Index Plus did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $17,889 - a 78.89% increase. UNDERSTANDING
PERFORMANCE
MANY MARKETS AROUND THE GLOBE
OFFER THE POTENTIAL FOR SIGNIFICANT
GROWTH OVER TIME; HOWEVER,
INVESTING IN FOREIGN MARKETS MEANS
ASSUMING GREATER RISKS THAN
INVESTING IN THE UNITED STATES.
FACTORS LIKE CHANGES IN A COUNTRY'S
FINANCIAL MARKETS, ITS LOCAL POLITICAL
AND ECONOMIC CLIMATE, AND THE
FLUCTUATING VALUE OF ITS CURRENCY
CREATE THESE RISKS. FOR THESE
REASONS AN INTERNATIONAL FUND'S
PERFORMANCE MAY BE MORE VOLATILE
THAN A FUND THAT INVESTS EXCLUSIVELY
IN THE UNITED STATES. PAST
PERFORMANCE IS NO GUARANTEE OF
FUTURE RESULTS AND YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR
SHARES.
(CHECKMARK)

TOTAL RETURN COMPONENTS
                  SIX MONTHS   YEARS ENDED DECEMBER 31,      JUNE 30, 1994
                  ENDED                                      (COMMENCEMENT
                  JUNE 30,                                   OF SALE OF
                                                             CLASS B SHARES) TO
                                                             DECEMBER 31,



                  1998         1997    1996    1995          1994

DIVIDEND RETURNS  3.97%        7.57%    8.54%   8.69%        3.03%

CAPITAL RETURNS   -6.36%       8.13%   31.07%  -2.31%        0.64%

TOTAL RETURNS     -2.39%       15.70%  39.61%  6.38%         3.67%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED JUNE 30, 1998  PAST 1       PAST 6        PAST 1
                             MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE          8.55(CENTS)  46.13(CENTS)  102.30(CENTS)

ANNUALIZED DIVIDEND RATE     9.67%        8.34%         8.53%

30-DAY ANNUALIZED YIELD      7.49%        -             -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $10.76 over the past one month, $11.16 over the past six months, and $11.99 over the past one year, you can compare the class' income distributions over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.
ADVISOR EMERGING MARKETS INCOME FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at income to measure performance.
The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns between June 30, 1994 and November 3, 1997 are those of Class B shares and reflect Class B shares' 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T shares and reflect Class T shares' 0.25% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns from November 3, 1997 through January 1, 1996 and prior to June 30, 1994 would have been lower. Class C shares' contingent deferred sales charge included in the past six months and one year total return figures is 1.00%. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998                  PAST 6  PAST 1  LIFE OF
                                             MONTHS  YEAR    FUND

FIDELITY ADV EMERGING MARKETS INCOME - CL C  -2.47%  0.06%   70.72%

FIDELITY ADV EMERGING MARKETS INCOME - CL C  -3.40%  -0.78%  70.72%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

JP EMBI PLUS                                 -1.08%  1.39%   78.89%

EMERGING MARKETS DEBT FUNDS AVERAGE          -2.94%  -1.25%  N/A

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the J.P. Morgan Emerging Markets Bond Index Plus - a market capitalization weighted total return index of U.S. dollar- and other external currency-denominated Brady bonds, loans, Eurobonds, and local market debt instruments traded in emerging markets. To measure how Class C's performance stacked up against its peers, you can compare it to the emerging markets debt funds average, which reflects the performance of mutual funds tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 39 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998                  PAST 1  LIFE OF
                                             YEAR    FUND

FIDELITY ADV EMERGING MARKETS INCOME - CL C  0.06%   13.21%

FIDELITY ADV EMERGING MARKETS INCOME - CL C  -0.78%  13.21%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

JP EMBI PLUS                                 1.39%   14.45%

EMERGING MARKETS DEBT FUNDS AVERAGE          -1.25%  N/A

AVERAGE ANNUAL TOTAL RETURNS take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             FA Emerg Mkt Inc -CL C      JP EMBI Plus
             00488                       JP004
  1994/03/10      10000.00                    10000.00
  1994/03/31       9583.17                     8807.82
  1994/04/30       9709.74                     8643.25
  1994/05/31      10336.62                     9282.15
  1994/06/30       9820.53                     8810.67
  1994/07/31      10028.15                     8971.50
  1994/08/31      11229.20                     9714.11
  1994/09/30      11552.94                    10014.32
  1994/10/31      11256.94                     9697.82
  1994/11/30      11006.35                     9687.51
  1994/12/31      10180.30                     9059.99
  1995/01/31       9026.70                     8623.61
  1995/02/28       8365.12                     8222.51
  1995/03/31       8118.72                     8056.78
  1995/04/30       8811.66                     8918.88
  1995/05/31       9331.11                     9695.07
  1995/06/30       9389.60                     9909.06
  1995/07/31       9399.03                     9869.98
  1995/08/31       9594.43                    10140.13
  1995/09/30       9958.87                    10536.55
  1995/10/31       9888.04                    10422.17
  1995/11/30      10212.76                    10724.86
  1995/12/31      10840.78                    11485.35
  1996/01/31      11633.20                    12358.18
  1996/02/29      10977.80                    11676.46
  1996/03/31      11075.58                    11942.44
  1996/04/30      11641.10                    12593.99
  1996/05/31      11952.78                    12811.92
  1996/06/30      12236.74                    13262.30
  1996/07/31      12368.72                    13539.46
  1996/08/31      12817.53                    14036.78
  1996/09/30      13841.96                    14942.02
  1996/10/31      14227.42                    15043.72
  1996/11/30      15021.73                    15810.38
  1996/12/31      15143.81                    16000.37
  1997/01/31      15773.18                    16442.93
  1997/02/28      16026.88                    16729.03
  1997/03/31      15361.22                    16123.30
  1997/04/30      15879.45                    16602.74
  1997/05/31      16547.66                    17247.58
  1997/06/30      17060.51                    17644.32
  1997/07/31      17781.95                    18376.34
  1997/08/31      17672.14                    18301.91
  1997/09/30      18225.10                    18861.14
  1997/10/31      16393.15                    16688.46
  1997/11/30      16973.53                    17480.82
  1997/12/31      17503.14                    18083.31
  1998/01/31      17505.14                    18046.65
  1998/02/28      17964.84                    18563.20
  1998/03/31      18428.64                    19025.32
  1998/04/30      18425.01                    19071.47
  1998/05/31      17650.04                    18420.48
  1998/06/30      17071.57                    17888.74
IMATRL PRASUN   SHR__CHT 19980630 19980709 165157 R00000000000055
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Markets Income Fund - Class C on March 10, 1994, when the fund started. As the chart shows, by June 30, 1998, the value of the investment would have been $17,072 - a 70.72% increase on the initial investment. For comparison, look at how the J.P. Morgan Emerging Markets Bond Index Plus did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $17,889 - a 78.89% increase. UNDERSTANDING
PERFORMANCE
MANY MARKETS AROUND THE GLOBE
OFFER THE POTENTIAL FOR SIGNIFICANT
GROWTH OVER TIME; HOWEVER,
INVESTING IN FOREIGN MARKETS MEANS
ASSUMING GREATER RISKS THAN
INVESTING IN THE UNITED STATES.
FACTORS LIKE CHANGES IN A COUNTRY'S
FINANCIAL MARKETS, ITS LOCAL POLITICAL
AND ECONOMIC CLIMATE, AND THE
FLUCTUATING VALUE OF ITS CURRENCY
CREATE THESE RISKS. FOR THESE
REASONS AN INTERNATIONAL FUND'S
PERFORMANCE MAY BE MORE VOLATILE
THAN A FUND THAT INVESTS EXCLUSIVELY
IN THE UNITED STATES. PAST
PERFORMANCE IS NO GUARANTEE OF
FUTURE RESULTS AND YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR
SHARES.
(CHECKMARK)
TOTAL RETURN COMPONENTS
     SIX MONTHS               NOVEMBER 3, 1997
     ENDED                    (COMMENCEMENT
     JUNE 30,                 OF SALE OF
                              CLASS C SHARES) TO
                              DECEMBER 31,

                  1998        1997

DIVIDEND RETURNS  3.92%       2.48%

CAPITAL RETURNS   -6.39%      1.68%

TOTAL RETURNS     -2.47%      4.16%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED JUNE 30, 1998  PAST 1       PAST 6        LIFE OF
                             MONTH        MONTHS        CLASS

DIVIDENDS PER SHARE          8.47(CENTS)  45.43(CENTS)  73.99(CENTS)

ANNUALIZED DIVIDEND RATE     9.62%        8.25%         6.52%

30-DAY ANNUALIZED YIELD      N/A          -             -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $10.71 over the past one month, $11.11 over the past six months, and $11.34 over the life of class, you can compare the class' income distributions over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Class C has a longer, more stable, operating history.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Emerging markets rallied strongly
toward the end of the first quarter.
The primary catalysts were improved
investor confidence, a strong U.S.
equity market and steadily
improving market demand. With
some exceptions, positive
developments in Asia also aided
performance as currencies
stabilized and progress with the
IMF was achieved. However, the
market was unable to maintain its
momentum and suffered a
reversal in the second quarter. An
escalating banking crisis in Japan,
combined with a brewing fiscal
crisis in Russia, increased spread
volatility and caused weakness in
emerging-market debt issues. The
Japanese banking crisis drew
renewed attention as the
government failed to propose a
credible bailout plan. The resulting
pressure on the yen called into
question the export
competitiveness of surrounding
Asian countries as well as that of
the U.S. One positive aspect
regarding the potential pressure
on U.S. corporate earnings was
the disappearance of the Federal
Reserve's motivation to pre-empt
any inflationary signals. Low
U.S. real interest rates continued
to be a favorable backdrop for the
emerging-market debt arena.
Russian debt came under
pressure as investors' attention
turned to the significant reform
challenges the country faces and
the slow progress in addressing
them to date. Lower commodity
prices, especially oil, also put
pressure on the country's
fundamentals. Developments in
Russia carried over to other
markets. Brazil's debt traded lower
as its weak fiscal position once
again raised concerns.
An interview with John Carlson, Portfolio Manager of Fidelity Advisor Emerging Markets Income Fund
Q. HOW DID THE FUND PERFORM, JOHN?
A. For the six months that ended June 30, 1998, the fund's Class A, Class T, Class B and Class C shares returned -2.03%, -2.06%, -2.39% and -2.47%, respectively. The emerging markets debt funds average, as tracked by Lipper Analytical Services, returned -2.94% during this time. The J.P. Morgan Emerging Markets Bond Index Plus returned -1.08%. For the 12 months that ended June 30, 1998, the fund's Class A, T, B and C shares returned 1.05%, 0.89%, 0.27% and 0.06%, respectively. The Lipper peer group and J.P. Morgan index returned -1.25% and 1.39%, respectively, during that time.
Q. HOW WOULD YOU DESCRIBE THE INVESTING ENVIRONMENT FOR EMERGING-MARKET DEBT OVER THE PAST SIX MONTHS?
A. The first six months of 1998 were characterized by pronounced volatility. Yield spreads - which measure the premium an investor pays for taking on risk - tightened versus U.S. government bonds in the beginning of the year as sentiment toward Asia turned favorable due to positive International Monetary Fund (IMF) negotiations. However, as the year progressed, a liquidity crisis in Russia drew widespread attention. Additionally, speculation surrounding a possible devaluation of Russia's currency - the rouble - dragged other emerging-market debt down in sympathy.
Q. ONE YEAR AGO, RUSSIA WAS THE APPLE OF MANY AN EMERGING-MARKET INVESTOR'S EYE. WHAT HAPPENED?
A. Despite having a low external debt load as a percentage of gross domestic product and exports, Russia's practice of funding budget deficits with high-yielding, short-term government bonds sent interest rates skyrocketing and led to a loss of investor confidence. Even with interest rates of 150%, investors shied away from new issues. As a major exporter of oil, lower oil prices also compounded Russia's problems during the period.
Q. WHAT TYPES OF STRATEGIES DID YOU UTILIZE DURING THE PERIOD?
A. There were a few. First, I positioned the fund conservatively during the period, believing there would be a second downtick in the Asian markets that would have ramifications across all emerging-market debt. The fund was overweighted - relative to its index - in collateralized bonds, or Brady bonds. These U.S.-dollar-denominated issues are backed by U.S. Treasury bonds. Second, I overweighted the fund's positions in Poland and Bulgaria relative to the index. Poland has experienced high growth amid lower inflation, while Bulgaria presented a higher-quality opportunity in the market. Bulgaria has successfully completed privatizations, maintained low borrowing requirements and has managed to keep interest rates low.
Q. WHICH POSITIONS CONTRIBUTED POSITIVELY TO THE FUND'S PERFORMANCE?
A. Overweighted positions in Poland and Bulgaria helped performance. Spreads for Poland's debt tightened during the period as investors recognized the country's growth prospects were mostly insulated from the deteriorating Russian credit market. Bulgarian issues traded higher as evidence of positive monetary and fiscal developments became apparent. Turkey also contributed to performance on strong economic growth in addition to IMF supervision. Additionally, declining oil prices decreased Turkey's cost of imports. Having a lower exposure to Venezuela - relative to the index - also helped as lower oil prices continued to undermine the country's fiscal position.
Q. WERE THERE ANY POSITIONS THAT FAILED TO MEET YOUR EXPECTATIONS?
A. Lower relative weightings in both Mexico and Argentina hurt performance, as both markets came on strong during the last three months of the period. The fund was underweighted in Mexico because return prospects - while improving - did not appear to support lofty debt prices for the debt. While I was attracted to Argentina, I underestimated its strength. Finally, an overweighting in Brazil and Russia detracted from the fund's return.
Q. WHAT'S YOUR OUTLOOK?
A. Over the past six months, we've weathered some extreme market conditions, including bull runs, chaotic economic downturns and sideways moves. None of these events included scenarios I have not seen before. Our experienced analysts and traders helped us uncover values over the past six months, and I will continue to rely on them for insights going forward. Specifically, I'll be watching developments in three key markets very closely: Russia, China and Japan. While Japan is not an emerging-market country, it is a powerful Asian economy with significant influence on emerging-market debt.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

JOHN CARLSON TALKS ABOUT
EMERGING-MARKET EQUITIES:
"As many emerging markets
tumbled due to the faltering Asian
and Russian economies,
emerging-market equities -
which had long played second
fiddle to emerging-market debt -
displayed attractive valuation
profiles. As a result, the fund's
equity stake increased from 0% in
January 1998 to around 3% at the
end of June.
"Three equity positions accounted
for that total: Telebras, Huaneng
Power and YPF. Telebras is a large
Brazilian telecommunications
company that plans to go through a
privatization process this summer.
China-based Huaneng Power is
one of the world's largest
independent power producers, and
YPF is a major international oil
producer based in Argentina.
"Buoyed by strong research, I felt
these positions were attractively
valued and would be a nice fit for
the portfolio."
FUND FACTS
GOAL: a high level of current
income by investing primarily
in debt securities and other
instruments of issuers in
emerging markets; as a
secondary objective, the fund
may seek capital appreciation
START DATE: March 10, 1994
SIZE: as of June 30, 1998,
more than $102 million
MANAGER: John Carlson, since
1995; also lead manager,
Fidelity Advisor Strategic
Income Fund, since 1996;
joined Fidelity in 1995
(checkmark)
INVESTMENT CHANGES


TOP FIVE COUNTRIES AS OF JUNE 30, 1998
(EXCLUDING CASH EQUIVALENTS)  % OF FUND'S   % OF FUND'S INVESTMENTS
                              INVESTMENTS   IN THESE COUNTRIES
                                            6 MONTHS AGO

ARGENTINA                     22.0          15.3

BRAZIL                        15.1          18.6

MEXICO                        12.7          9.9

RUSSIA                        9.9           6.8

TURKEY                        5.2           3.7

TOP COUNTRIES ARE BASED UPON LOCATION OF ISSUER OF EACH SECURITY,
INCLUDING WHERE THE FUND IS EXPOSED TO POTENTIAL POLITICAL AND CREDIT
RISKS.
TOP FIVE HOLDINGS AS OF JUNE 30, 1998

(BY ISSUER, EXCLUDING CASH EQUIVALENTS)  % OF FUND'S   % OF FUND'S INVESTMENTS
                                         INVESTMENTS   IN THESE HOLDINGS
                                                       6 MONTHS AGO

ARGENTINIAN REPUBLIC                     17.9          12.2

BRAZILIAN FEDERATIVE REPUBLIC            11.4          18.1

BANCO NACIONAL DE COMERCIO EXTERIOR SNC  6.8           3.2

UNITED MEXICAN STATES                    5.9           5.6

TURKISH REPUBLIC                         5.2           3.7


AVERAGE YEARS TO MATURITY AS OF JUNE 30, 1998
                                               6 MONTHS AGO

YEARS  15.1                                    15.3

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JUNE 30, 1998 AS OF DECEMBER 31, 1997

ROW: 1, COL: 1, VALUE: 11.7
ROW: 1, COL: 2, VALUE: 74.3
ROW: 1, COL: 3, VALUE: 9.199999999999999
ROW: 1, COL: 4, VALUE: 4.8
CORPORATE BONDS 8.3%
FOREIGN GOVERNMENT
OBLIGATIONS 68.8%
OTHER 9.5%
SHORT-TERM
INVESTMENTS 13.4%
CORPORATE BONDS 11.7%
FOREIGN GOVERNMENT
OBLIGATIONS 74.3%
OTHER 9.2%
SHORT-TERM
INVESTMENTS 4.8%
ROW: 1, COL: 1, VALUE: 8.300000000000001
ROW: 1, COL: 2, VALUE: 68.8
ROW: 1, COL: 3, VALUE: 9.5
ROW: 1, COL: 4, VALUE: 13.4

INVESTMENTS JUNE 30, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


NONCONVERTIBLE BONDS - 11.7%
 MOODY'S  PRINCIPAL VALUE
 RATINGS (C) AMOUNT (B) (NOTE 1)
ARGENTINA - 2.9%
Compania Internacional Telecomunicaciones
10 3/8%, 8/1/04 (Reg. S)  BB ARS 990,000 $ 804,488
Compania Latinoamericana de Infraestructura
& Servicios SA:
 11 5/8%, 6/1/04 (g)  BB-  630,000  623,700
 11 5/8%, 6/1/04  BB-  460,000  455,400
Mastellone Hermanos SA
11 3/4%, 4/1/08 (g)  B1  1,055,000  1,049,725
  2,933,313
BRAZIL - 1.1%
Banco Nac de Desen Econo 10.3%, 6/16/08 (f)(g)  B1  1,140,000
1,137,720
DOMINICAN REPUBLIC - 0.9%
Tricom SA 11 3/8%, 9/1/04  B2  930,000  885,825
MEXICO - 6.8%
Banco Nacional de Comercio Exterior SNC
11 1/4%, 5/30/06 (Reg.)  Ba2  6,110,000  6,751,550
TOTAL NONCONVERTIBLE BONDS
(Cost $12,146,245)   11,708,408
FOREIGN GOVERNMENT OBLIGATIONS (H) - 74.3%
ARGENTINA - 19.0%
Argentinian Republic:
 Brady par euro
 5 3/4%, 3/31/23 (e)  Ba3  11,025,000  8,193,635
 BOCON:
 3.29%, 4/1/01 (f)  Ba3 ARS 1,020,916  909,624
  3.29%, 4/1/07 (f)  Ba3 ARS 3,764,006  2,635,982
 global bond:
 8.726%, 4/10/05 (f)  Ba3  640,000  640,000
  11 3/8%, 1/30/17  Ba3  3,180,000  3,378,750
  9 3/4%, 9/19/27  Ba3  610,000  563,488
 11 3/4%, 2/12/07  Ba3 ARS 1,730,000  1,635,079
City of Buenos Aires euro 10 1/2%, 5/28/04  B1 ARS 1,310,000
1,100,554
  19,057,112
FOREIGN GOVERNMENT OBLIGATIONS (H) - CONTINUED
 MOODY'S  PRINCIPAL VALUE
 RATINGS (C) AMOUNT (B) (NOTE 1)
BRAZIL - 11.4%
Brazilian Federative Republic Brady:
new money bond 6.688%, 4/15/09 (Reg.) (f)  B1 $ 1,480,000 $ 1,124,800 capitalization bond 8%, 4/15/14  B1  9,484,730  6,971,276
 discount euro 6 5/8%, 4/15/24 (f)  B1  4,260,000  3,280,200
  11,376,276
BULGARIA - 5.1%
Bulgarian Republic Brady (f):
 FLIRB A 2.25%, 7/28/12   B2  2,135,000  1,323,700
 discount 6.5625%, 7/28/24   B2  4,975,000  3,805,875
  5,129,575
COTE D'IVOIRE - 2.3%
Ivory Coast Brady (f)(g):
 past due interest 2.0%, 3/30/18   -  4,949,000  1,837,316
 FLIRB 2.0%, 3/30/18   -  1,384,000  453,260
  2,290,576
DOMINICAN REPUBLIC - 0.8%
Dominican Republic Brady
6 5/8%, 8/30/09 (f)  B1  1,078,000  858,358
ECUADOR - 3.4%
Ecuador Republic Brady:
 par euro 3 1/2%, 2/28/25 (e)  B1  2,795,000  1,504,060
 discount euro 6 5/8%, 2/28/25 (f)  B1  2,670,000  1,855,650
  3,359,710
GREECE - 0.8%
Greek Government Treasury Bill 0%, 4/29/99 (i)  - GRD 255,700  769,332
JORDAN - 0.8%
Kingdom of Jordan 5%, 12/23/23 (f)  Ba3  1,140,000  792,300
LEBANON - 0.3%
Lebanese Treasury Bill 0%, 10/29/98 (i)  - LBP 436,000  276,592
FOREIGN GOVERNMENT OBLIGATIONS (H) - CONTINUED
 MOODY'S  PRINCIPAL VALUE
 RATINGS (C) AMOUNT (B) (NOTE 1)
MEXICO - 5.9%
Mexico Value recovery rights
6/30/03 discount C  - $ 1,000 $ -
United Mexican States Brady:
 par A 6 1/4%, 12/31/19 unit  Ba2  3,060,000  2,535,975
 par B 6 1/4%, 12/31/19 unit  Ba2  4,020,000  3,331,575
  5,867,550
PANAMA - 2.5%
Panamanian Republic Brady:
 par 3%, 7/17/26 (e)  Ba1  3,050,000  1,997,750
 discount 6.5625%, 7/17/26 (f)  Ba1  610,000  530,700
  2,528,450
PERU - 1.7%
Peruvian Republic Brady FLIRB (f):
3 1/4%, 3/7/17 (g)  B2  1,350,000  754,313
 3 1/4%, 3/7/17   B2  1,775,000  991,781
  1,746,094
POLAND - 4.4%
Polish Government:
 23.18%, 5/6/01 (f)  A- PLN 3,460,000  993,249
 Brady par 3%, 10/27/24 (e)  Baa3  5,185,000  3,428,581
  4,421,830
RUSSIA - 4.9%
Bank for Foreign Economic Affairs of Russia
(Vnesheconombank) interest notes
6 5/8%, 12/15/15 (f)(g)  B1  494  274
Moscow City 9 1/2%, 5/31/00 (Reg.)  B1  1,780,000  1,533,025
Russian Government 11 3/4%, 6/10/03 (g)  B+  3,790,000  3,349,413
  4,882,712
TURKEY - 5.2%
Turkish Republic Treasury Bill (d):
 0%, 8/12/98  -  TRL 353,100  1,222,344
 0%, 9/16/98  -  TRL 472,730  1,473,811
 0%, 1/27/99  -  TRL 951,280  2,482,489
  5,178,644
FOREIGN GOVERNMENT OBLIGATIONS (H) - CONTINUED
 MOODY'S  PRINCIPAL VALUE
 RATINGS (C) AMOUNT (B) (NOTE 1)
VENEZUELA - 5.2%
Venezuelan Republic:
 Brady:
  debt conversion bond 6 5/8%, 12/18/07 (f)  Ba2 $ 2,928,574 $
2,383,127
  par A euro 6 3/4%, 3/31/20  Ba2  2,185,000  1,753,463
  discount A 6.5625%, 3/31/20 (f)  Ba2  1,250,000  1,021,875
 Oil recovery rights 3/31/20 (a)  -  10,955  -
  5,158,465
VIETNAM - 0.6%
Socialist Republic of Vietnam Brady
3%, 3/12/28 (e)  -  1,700,000  616,250
TOTAL GOVERNMENT OBLIGATIONS
(Cost $76,197,895)   74,309,826
SOVEREIGN LOAN PARTICIPATIONS - 6.1%
ANGOLA - 0.5%
Banco Nacional de Angola
0%, 9/10/27   -  1,596,128  558,645
CAMEROON - 0.3%
Cameroon Republic loan participation
 - Societe Generale  - FRF 1,960,000  93,757
 - Societe Generale  - DEM 1,430,000  229,369
  323,126
CONGO - 0.3%
Congo Republic loan participation:
 - Societe Generale  -  734,288  212,944
 - Societe Generale  - FRF 841,728  40,264
 - Societe Generale  - DEM 255,860  41,039
  294,247
SOVEREIGN LOAN PARTICIPATIONS - CONTINUED
 MOODY'S PRINCIPAL VALUE
  RATINGS (C) AMOUNT (B) (NOTE 1)
RUSSIA - 5.0%
Bank for Foreign Economic Affairs of Russia
(Vnesheconombank) loan participation
restructured under 1997 agreement (f):
  - Bank Boston 6.7188%, 12/15/20  - $ 2,020,000 $ 954,450
  - The Chase Manhattan Bank
    6 5/8%, 12/15/20   -  920,000  434,700
  - Deutsche Bank 6.7188%, 12/15/20  -  3,670,000  1,734,075
  - ING Bank NV 6 5/8%, 12/15/20   -  1,070,000  505,575
  - Lehman Commercial Paper, Inc.
    6.7188%, 12/15/20  -  340,000  160,650
  - Merrill Lynch, Pierce, Fenner & Smith, Inc.
    6.7188%, 12/15/20   -  370,000  174,825
  - Morgan (J.P.) Securities, Inc.
    6 5/8%, 12/15/20   -  1,030,000  486,675
  - Paribus Capital Markets
    6.7188%, 12/15/20   -  1,070,000  505,575
  4,956,525
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $6,995,861)   6,132,543
COMMON STOCKS - 3.1%
 SHARES
ARGENTINA - 0.1%
YPF Sociedad Anonima sponsored ADR
representing Class D shares  3,900  116,561
BRAZIL - 2.6%
Telecomunicacoes Brasileiras SA Sponsored ADR  24,100  2,631,419
CHINA - 0.4%
Huaneng Power International, Inc. Class N sponsored ADR (a)  26,700
358,781
TOTAL COMMON STOCKS
(Cost $3,257,228)   3,106,761
CASH EQUIVALENTS - 4.8%
 MATURITY VALUE
 AMOUNT (NOTE 1)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.66%, dated
6/30/98 due 7/1/98
(Cost $4,801,000)   $ 4,801,755 $ 4,801,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $103,398,229)  $ 100,058,538
SECURITY TYPE ABBREVIATIONS
FLIRB - Front Loaded Interest Reduction
  Bonds
CURRENCY ABBREVIATIONS
ARS - Argentine peso
FRF - French franc
DEM - German deutsche mark
GRD - Greek drachma
LBP - Lebanese pound
PLN - Polish zloty
TRL - Turkish lira
LEGEND
(a) Non-income producing
(b) Principal amount is stated in United States dollars unless otherwise noted.
(c) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(d) Principal amount in millions.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $9,205,721 or 9.0% of net assets.
(h) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
(i) Principal amount in thousands
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 0.0% AAA, AA, A 1.0%
Baa 3.4% BBB  8.6%
Ba 39.0% BB  46.3%
B 28.2% B  11.3%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 9.0%. FMR has determined that unrated debt securities that are lower quality account for 9.0% of the total value of investment in securities.
INCOME TAX INFORMATION
At June 30, 1998, the aggregate cost of investment securities for income tax purposes was $104,087,298. Net unrealized depreciation aggregated $4,028,760, of which $967,571 related to appreciated investment securities and $4,996,331 related to depreciated investment securities.
The fund intends to elect to defer to its fiscal year ending December 31, 1998 approximately $1,921,000 of losses recognized during the period November 1, 1997 to December 31, 1997.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                            JUNE 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                $ 100,058,538
AGREEMENTS OF $4,801,000) (COST $103,398,229) -
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                          5,905,230

RECEIVABLE FOR FUND SHARES SOLD                                          499,748

INTEREST RECEIVABLE                                                      1,204,651

PREPAID EXPENSES                                                         4,566

 TOTAL ASSETS                                                            107,672,733

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                   $ 283,012

PAYABLE FOR INVESTMENTS PURCHASED                            4,097,045

PAYABLE FOR FUND SHARES REDEEMED                             341,270

DISTRIBUTIONS PAYABLE                                        43,732

ACCRUED MANAGEMENT FEE                                       59,917

DISTRIBUTION FEES PAYABLE                                    33,990

OTHER PAYABLES AND ACCRUED EXPENSES                          72,090

 TOTAL LIABILITIES                                                       4,931,056

NET ASSETS                                                              $ 102,741,677

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                         $ 111,159,061

UNDISTRIBUTED NET INVESTMENT INCOME                                      256,648

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                    (5,330,837)
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                (3,343,195)
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS                                                              $ 102,741,677


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 JUNE 30, 1998 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                          $10.41
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($2,652,481 (DIVIDED BY) 254,763 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/95.25 OF $10.41)         $10.93

CLASS T:                                                       $10.40
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($76,509,695 (DIVIDED BY) 7,353,865 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $10.40)         $10.78

CLASS B:                                                       $10.45
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($22,073,361 (DIVIDED BY) 2,112,594 SHARES) A

CLASS C:                                                       $10.40
NET ASSET VALUE, AND OFFERING PRICE PER SHARE
 ($647,292 (DIVIDED BY) 62,239 SHARES) A

INSTITUTIONAL CLASS:                                           $10.35
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($858,848 (DIVIDED BY) 82,944 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                         SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME                                                       $ 6,282,696
INTEREST

LESS FOREIGN TAXES WITHHELD                                              (128,620)

 TOTAL INCOME                                                            6,154,076

EXPENSES

MANAGEMENT FEE                                            $ 392,502

TRANSFER AGENT FEES                                        152,917

DISTRIBUTION FEES                                          217,179

ACCOUNTING FEES AND EXPENSES                               43,600

NON-INTERESTED TRUSTEES' COMPENSATION                      218

CUSTODIAN FEES AND EXPENSES                                39,747

REGISTRATION FEES                                          53,735

AUDIT                                                      26,390

LEGAL                                                      1,093

MISCELLANEOUS                                              4,302

 TOTAL EXPENSES BEFORE REDUCTIONS                          931,683

 EXPENSE REDUCTIONS                                        (34,018)      897,665

NET INVESTMENT INCOME                                                    5,256,411

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                     (981,781)

 FOREIGN CURRENCY TRANSACTIONS                             (44,232)

 WRITTEN OPTIONS                                           282,129       (743,884)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                     (6,537,946)

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES              25,137        (6,512,809)

NET GAIN (LOSS)                                                          (7,256,693)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ (2,000,282)
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
                                                         SIX MONTHS ENDED   YEAR ENDED
                                                         JUNE 30, 1998      DECEMBER 31,
                                                         (UNAUDITED)        1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 5,256,411        $ 8,315,876
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                 (743,884)          13,134,999

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     (6,512,809)        (4,810,866)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (2,000,282)        16,640,009
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (4,999,763)        (9,380,291)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                   -                  (14,029,285)

 TOTAL DISTRIBUTIONS                                      (4,999,763)        (23,409,576)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)              (10,761,081)       27,548,589

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (17,761,126)       20,779,022

NET ASSETS

 BEGINNING OF PERIOD                                      120,502,803        99,723,781

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT   $ 102,741,677      $ 120,502,803
INCOME OF $256,648 AND $424,276, RESPECTIVELY)




FINANCIAL HIGHLIGHTS - CLASS A
                                                        SIX MONTHS ENDED     YEARS ENDED
                                                        JUNE 30, 1998        DECEMBER 31,

                                                        (UNAUDITED)        1997      1996 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 11.120           $ 11.720  $ 10.520

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                 .520                .953      .274

 NET REALIZED AND UNREALIZED GAIN (LOSS)                 (.726)              .891      1.574

 TOTAL FROM INVESTMENT OPERATIONS                        (.206)              1.844     1.848

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                              (.504)              (.984)    (.238)

 FROM NET REALIZED GAIN                                  -                   (1.460)   (.410)

 TOTAL DISTRIBUTIONS                                     (.504)              (2.444)   (.648)

NET ASSET VALUE, END OF PERIOD                          $ 10.410           $ 11.120  $ 11.720

TOTAL RETURN B, C                                        (2.03)%             16.52%    17.71%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 2,652            $ 2,313   $ 478

RATIO OF EXPENSES TO AVERAGE NET ASSETS                  1.40% A, F          1.40% F   1.40% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE    1.39% A, G          1.38% G   1.40% A
REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     9.43% A             7.74%     7.31% A

PORTFOLIO TURNOVER RATE                                  429% A              660%      410%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - CLASS T
                                    SIX MONTHS ENDED           YEARS ENDED DECEMBER 31,
                                    JUNE 30, 1998

                                    (UNAUDITED)        1997      1996      1995      1994 E
SELECTED PER-SHARE DATA

NET ASSET VALUE,                    $ 11.110           $ 11.710  $ 9.280   $ 9.520   $ 10.000
BEGINNING OF PERIOD

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME               .518 D              .877 D    .758 D    .860      .356

 NET REALIZED AND                    (.727)              .961      2.832     (.323)    (.073)
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT OPERATIONS    (.209)              1.838     3.590     .537      .283

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME          (.501)              (.978)    (.750)    (.777)    (.503)

 FROM NET REALIZED GAIN              -                   (1.460)   (.410)    -         (.260)

 TOTAL DISTRIBUTIONS                 (.501)              (2.438)   (1.160)   (.777)    (.763)

NET ASSET VALUE, END OF PERIOD      $ 10.400           $ 11.110  $ 11.710  $ 9.280   $ 9.520

TOTAL RETURN B, C                    (2.06)%             16.47%    40.41%    6.99%     2.47%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD           $ 76,510           $ 93,228  $ 78,861  $ 36,205  $ 30,029
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE         1.44% A             1.47%     1.49%     1.50% F   1.50% A, F
NET ASSETS

RATIO OF EXPENSES TO AVERAGE NET     1.44% A             1.45% G   1.48% G   1.50%     1.50% A
ASSETS AFTER EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME       9.39% A             7.08%     7.23%     9.32%     6.60% A
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE              429% A              660%      410%      305%      354% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD MARCH 10, 1994 (COMMENCEMENT OF OPERATIONS) TO
DECEMBER 31, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.


FINANCIAL HIGHLIGHTS - CLASS B
                                 SIX MONTHS ENDED        YEARS ENDED DECEMBER 31,
                                 JUNE 30, 1998

                                 (UNAUDITED)        1997      1996      1995      1994 E
SELECTED PER-SHARE DATA

NET ASSET VALUE,                 $ 11.160           $ 11.750  $ 9.300   $ 9.520   $ 9.700
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME            .481 D              .806 D    .686 D    .835      .167

 NET REALIZED AND                 (.730)              .956      2.853     (.342)    .227
 UNREALIZED GAIN (LOSS)

 TOTAL FROM                       (.249)              1.762     3.539     .493      .394
 INVESTMENT OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME       (.461)              (.892)    (.679)    (.713)    (.314)

 FROM NET REALIZED GAIN           -                   (1.460)   (.410)    -         (.260)

 TOTAL DISTRIBUTIONS              (.461)              (2.352)   (1.089)   (.713)    (.574)

NET ASSET VALUE, END OF PERIOD   $ 10.450           $ 11.160  $ 11.750  $ 9.300   $ 9.520

TOTAL RETURN B, C                 (2.39)%             15.70%    39.61%    6.38%     3.67%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD        $ 22,073           $ 23,576  $ 17,746  $ 9,486   $ 5,034
(000 OMITTED)

RATIO OF EXPENSES TO              2.15% A, F          2.15%     2.15% F   2.25% F   2.25% A, F
AVERAGE NET ASSETS

RATIO OF EXPENSES TO              2.14% A, G          2.13% G   2.15%     2.25%     2.25% A
AVERAGE NET ASSETS AFTER
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME    8.69% A             6.48%     6.56%     8.48%     5.86% A
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE           429% A              660%      410%      305%      354% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO DECEMBER 31, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - CLASS C
                                                                   SIX MONTHS ENDED   YEAR ENDED
                                                                   JUNE 30, 1998      DECEMBER 31,

                                                                   (UNAUDITED)        1997 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                               $ 11.110           $ 12.190

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                            .476                .154

 NET REALIZED AND UNREALIZED GAIN (LOSS)                            (.732)              .322

 TOTAL FROM INVESTMENT OPERATIONS                                   (.256)              .476

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                         (.454)              (.286)

 FROM NET REALIZED GAIN                                             -                   (1.270)

 TOTAL DISTRIBUTIONS                                                (.454)              (1.556)

NET ASSET VALUE, END OF PERIOD                                     $ 10.400           $ 11.110

TOTAL RETURN B, C                                                   (2.47)%             4.16%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                            $ 647              $ 66

RATIO OF EXPENSES TO AVERAGE NET ASSETS                             2.25% A, F          2.25% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS    2.23% A, G          2.25% A

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                8.92% A             9.04% A

PORTFOLIO TURNOVER RATE                                             429% A              660%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO DECEMBER 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                                SIX MONTHS ENDED   YEARS ENDED DECEMBER 31,
                                                JUNE 30, 1998

                                                (UNAUDITED)        1997      1996      1995 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD            $ 11.060           $ 11.650  $ 9.280   $ 8.400

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                           .525 D              .860 D    .786 D    .393

 NET REALIZED AND UNREALIZED GAIN (LOSS)         (.723)              1.008     2.779     .876

 TOTAL FROM INVESTMENT OPERATIONS                (.198)              1.868     3.565     1.269

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                      (.512)              (.998)    (.785)    (.389)

 FROM NET REALIZED GAIN                          -                   (1.460)   (.410)    -

 TOTAL DISTRIBUTIONS                             (.512)              (2.458)   (1.195)   (.389)

NET ASSET VALUE, END OF PERIOD                  $ 10.350           $ 11.060  $ 11.650  $ 9.280

TOTAL RETURN B, C                                (1.97)%             16.84%    40.21%    15.52%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)         $ 859              $ 1,320   $ 2,639   $ 201

RATIO OF EXPENSES TO AVERAGE NET ASSETS          1.25% A, F          1.25% F   1.25% F   1.25% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER    1.24% A, G          1.23% G   1.25%     1.25% A
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO AVERAGE        9.51% A             6.85%     7.46%     9.09% A
NET ASSETS

PORTFOLIO TURNOVER RATE                          429% A              660%      410%      305% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Emerging Markets Income Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts and foreign currency options, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned. Interest income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class C and shares of Class C for distribution under federal and state securities law. These expenses are amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, market discount and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date.
Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above. WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the statement of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
2. OPERATING POLICIES - CONTINUED
OPTIONS. The fund may use options to manage its exposure to the bond market and to fluctuations in interest rates and currency values. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities . Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations. RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $6,132,543 or 6.0% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $205,624,033 and $208,495,704.
The following is a summary of the fund's written options activity:
  NUMBER OF  AGGREGATE FACE VALUE
 CONTRACTS OF CONTRACTS
Call Options on Brazilian Federative Republic
 Brady Capitalization Bonds
 Outstanding at12/31/97   - $ -
  Contracts opened    2  658,586
  Contracts expired   (1)  (658)
  Contracts closed   (1)  (657,928)
 Outstanding at June 30, 1998   - $ -
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .55%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .69% of average net assets.
SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors (FIIA), and Fidelity Investments Japan Limited
(FIJ). In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIA(U.K.)L a fee based on costs incurred for either service.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:
CLASS A    .15%

CLASS T    .25%

CLASS B    .90% *

CLASS C    1.00% **

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED
For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:
          PAID TO    RETAINED
          FDC        BY FDC

CLASS A   $ 1,981    $ 122

CLASS T    109,281    14,105

CLASS B    104,765    76,010

CLASS C    1,152      1,152

          $ 217,179  $ 91,389

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the
Plans:
CLASS A               $ 1,900

CLASS T                16,060

CLASS B                11,760

CLASS C                334

INSTITUTIONAL CLASS    506

                      $ 30,560

SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the period, sales charge amounts paid to and retained by FDC were as follows:
          PAID TO   RETAINED
          FDC       BY FDC

CLASS A   $ 16,164  $ 3,394

CLASS T    38,121    11,986

CLASS B    40,069    40,069*

CLASS C    250       250*

TOTAL     $ 94,604  $ 55,699

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund(collectively referred to as the transfer agent) for the fund's Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC :
                       AMOUNT     % OF
                                  AVERAGE
                                  NET ASSETS

CLASS A                $ 4,585    .35*

CLASS T                 112,310   .26*

CLASS B                 33,660    .29*

CLASS C                 595       .52*

INSTITUTIONAL CLASS     1,767     .34*

                       $ 152,917

* ANNUALIZED.
ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
                      FMR          REIMBURSEMENT
                      EXPENSE
                      LIMITATIONS

CLASS A               1.40%        $ 6,006

CLASS B               2.15%         3,094

CLASS C               2.25%         11,155

INSTITUTIONAL CLASS   1.25%         10,078

                                   $ 30,333

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $3,685 under the custodian arrangement.
6. CREDIT RISK.
The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.
7. BENEFICIAL INTEREST.
At the end of the period, FMR was record owner of approximately 9% of the total outstanding shares of the fund.
8. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                            SIX MONTHS ENDED   YEAR ENDED
                            JUNE 30,           DECEMBER 31,

                            1998               1997 A

FROM NET INVESTMENT INCOME

CLASS A                     $ 118,020          $ 119,401

CLASS T                      3,875,884          7,364,838

CLASS B                      949,002            1,641,148

CLASS C                      9,703              1,052

INSTITUTIONAL CLASS          47,154             253,852

TOTAL                       $ 4,999,763        $ 9,380,291

FROM NET REALIZED GAIN

CLASS A                     $ -                $ 244,650

CLASS T                      -                  10,866,769

CLASS B                      -                  2,697,569

CLASS C                      -                  6,680

INSTITUTIONAL CLASS          -                  213,617

TOTAL                       $ -                $ 14,029,285

TOTAL                       $ 4,999,763        $ 23,409,576

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1997.
9. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                SHARES                           DOLLARS

                                SIX MONTHS ENDED   YEAR ENDED    SIX MONTHS ENDED   YEAR ENDED
                                JUNE 30,           DECEMBER 31,  JUNE 30,           DECEMBER 31,

                                1998               1997 A        1998               1997 A



CLASS A                          82,305             157,759      $ 914,725          $ 1,980,163
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    10,064             27,924        111,162            317,016

SHARES REDEEMED                  (45,602)           (18,479)      (500,548)          (229,598)

NET INCREASE (DECREASE)          46,767             167,204      $ 525,339          $ 2,067,581

CLASS T                          1,166,387          5,560,853    $ 12,946,964       $ 68,604,516
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    309,617            1,422,242     3,417,070          16,356,926

SHARES REDEEMED                  (2,514,110)        (5,324,070)   (27,834,032)       (65,213,725)

NET INCREASE (DECREASE)          (1,038,106)        1,659,025    $ (11,469,998)     $ 19,747,717

CLASS B                          386,749            741,442      $ 4,302,534        $ 9,189,867
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    71,919             323,757       796,373            3,726,061

SHARES REDEEMED                  (459,500)          (462,457)     (5,134,442)        (5,697,389)

NET INCREASE (DECREASE)          (832)              602,742      $ (35,535)         $ 7,218,539

CLASS C                          60,318             5,254        $ 653,183          $ 65,143
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    695                692           7,635              7,663

SHARES REDEEMED                  (4,720)            -             (51,547)           -

NET INCREASE (DECREASE)          56,293             5,946        $ 609,271          $ 72,806

INSTITUTIONAL CLASS              86,010             670,672      $ 946,706          $ 8,055,126
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    3,980              36,986        43,811             437,820

SHARES REDEEMED                  (126,403)          (814,803)     (1,380,675)        (10,051,000)

NET INCREASE (DECREASE)          (36,413)           (107,145)    $ (390,158)        $ (1,558,054)


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1997
10. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                      REGISTRATION
                      FEES

CLASS A               $ 6,090

CLASS T                16,730

CLASS B                9,782

CLASS C                10,982

INSTITUTIONAL CLASS    10,151

                      $ 53,735








INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISER
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
Fidelity Investments Japan Limited
 Tokyo, Japan
Fidelity International Investment Advisors
 Pembroke, Bermuda
Fidelity International Investment
 Advisors (U.K.) Limited
 London, England
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Bart A. Grenier, Vice President
John H. Carlson, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
Brooklyn, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
EMERGING MARKETS INCOME
FUND - INSTITUTIONAL CLASS
SEMIANNUAL REPORT
JUNE 30, 1998
CONTENTS


PRESIDENT'S MESSAGE   3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK             7   THE MANAGER'S REVIEW OF FUND
                          PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    10  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                          INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS           11  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                          WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  17  STATEMENTS OF ASSETS AND LIABILITIES,
                          OPERATIONS, AND CHANGES IN NET ASSETS,
                          AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 26  NOTES TO FINANCIAL STATEMENTS.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
As the first half of 1998 drew to a close, benign inflation, low interest rates and moderate economic growth provided a solid foundation for strong stock and bond performance. Investors seemed to put concerns about the financial and economic turmoil in Asia aside for the most part, responding instead to stronger-than-expected corporate earnings and a sound domestic economy. The bond markets tended to benefit from the moderate growth in the economy and a historically low rate of inflation, as well their traditional status as a refuge from volatility in the equity markets.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR EMERGING MARKETS INCOME FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998                     PAST 6  PAST 1  LIFE OF
                                                MONTHS  YEAR    FUND

FIDELITY ADV EMERGING MARKETS INCOME - INST CL  -1.97%  1.20%   76.28%

JP EMBI PLUS                                    -1.08%  1.39%   78.89%

EMERGING MARKETS DEBT FUNDS AVERAGE             -2.94%  -1.25%  N/A

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the J.P. Morgan Emerging Markets Bond Index Plus - a market capitalization weighted total return index of U.S. dollar- and other external currency-denominated Brady bonds, loans, Eurobonds, and local market debt instruments traded in emerging markets. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the emerging markets debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 39 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998                     PAST 1  LIFE OF
                                                YEAR    FUND

FIDELITY ADV EMERGING MARKETS INCOME - INST CL  1.20%   14.06%

JP EMBI PLUS                                    1.39%   14.45%

EMERGING MARKETS DEBT FUNDS AVERAGE             -1.25%  N/A

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
             FA Emerg Mkt Inc -CL I      JP EMBI Plus
             00607                       JP004
  1994/03/10      10000.00                    10000.00
  1994/03/31       9583.54                     8807.82
  1994/04/30       9709.65                     8643.25
  1994/05/31      10335.54                     9282.15
  1994/06/30       9835.28                     8810.67
  1994/07/31      10055.96                     8971.50
  1994/08/31      11267.52                     9714.11
  1994/09/30      11589.24                    10014.32
  1994/10/31      11290.55                     9697.82
  1994/11/30      11055.90                     9687.51
  1994/12/31      10246.94                     9059.99
  1995/01/31       9070.51                     8623.61
  1995/02/28       8422.24                     8222.51
  1995/03/31       8175.93                     8056.78
  1995/04/30       8877.85                     8918.88
  1995/05/31       9407.49                     9695.07
  1995/06/30       9460.49                     9909.06
  1995/07/31       9478.29                     9869.98
  1995/08/31       9683.27                    10140.13
  1995/09/30      10070.53                    10536.55
  1995/10/31      10009.09                    10422.17
  1995/11/30      10344.64                    10724.86
  1995/12/31      10975.98                    11485.35
  1996/01/31      11786.94                    12358.18
  1996/02/29      11132.52                    11676.46
  1996/03/31      11239.43                    11942.44
  1996/04/30      11817.53                    12593.99
  1996/05/31      12141.13                    12811.92
  1996/06/30      12409.00                    13262.30
  1996/07/31      12552.11                    13539.46
  1996/08/31      13008.06                    14036.78
  1996/09/30      14076.23                    14942.02
  1996/10/31      14441.53                    15043.72
  1996/11/30      15251.78                    15810.38
  1996/12/31      15389.41                    16000.37
  1997/01/31      16045.33                    16442.93
  1997/02/28      16318.80                    16729.03
  1997/03/31      15666.08                    16123.30
  1997/04/30      16195.03                    16602.74
  1997/05/31      16893.07                    17247.58
  1997/06/30      17418.65                    17644.32
  1997/07/31      18174.39                    18376.34
  1997/08/31      18074.50                    18301.91
  1997/09/30      18657.53                    18861.14
  1997/10/31      16803.76                    16688.46
  1997/11/30      17430.57                    17480.82
  1997/12/31      17981.09                    18083.31
  1998/01/31      18002.45                    18046.65
  1998/02/28      18492.36                    18563.20
  1998/03/31      18987.43                    19025.32
  1998/04/30      18999.68                    19071.47
  1998/05/31      18212.32                    18420.48
  1998/06/30      17627.52                    17888.74
IMATRL PRASUN   SHR__CHT 19980630 19980713 084304 R00000000000055
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Markets Income Fund - Institutional Class on March 10, 1994, when the fund started. As the chart shows, by June 30, 1998, the value of the investment would have grown to $17,628 - a 76.28% increase on the initial investment. For comparison, look at how the J.P. Morgan Emerging Markets Bond Index Plus did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $17,889 - a 78.89% increase.
UNDERSTANDING
PERFORMANCE
Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets means
assuming greater risks than
investing in the United States.
Factors like changes in a country's
financial markets, its local political
and economic climate, and the
fluctuating value of its currency
create these risks. For these
reasons an international fund's
performance may be more volatile
than a fund that invests exclusively
in the United States. Past
performance is no guarantee of
future results and you may have a
gain or loss when you sell your
shares.
(checkmark)

TOTAL RETURN COMPONENTS
                 SIX MONTHS  YEARS ENDED DECEMBER 31,        JULY 3, 1995
                 ENDED                                       (COMMENCEMENT
                 JUNE 30,                                    OF SALE OF
                                                             INSTITUTIONAL CLASS
                                                             SHARES) TO
                                                             DECEMBER 31,

                 1998        1997    1996                    1995

DIVIDEND RETURN  4.45%       8.54%    9.89%                  5.04%

CAPITAL RETURN   -6.42%      8.30%   30.32%                  10.48%

TOTAL RETURN     -1.97%      16.84%  40.21%                  15.52%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED JUNE 30, 1998  PAST 1       PAST 6        PAST 1
                             MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE          9.35(CENTS)  51.23(CENTS)  113.22(CENTS)

ANNUALIZED DIVIDEND RATE     10.67%       9.34%         9.52%

30-DAY ANNUALIZED YIELD      8.52%        -             -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $10.66 over the past one month, $11.06 over the past six months, and $11.89 over the past one year, you can compare the class' income distributions over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Emerging markets rallied strongly
toward the end of the first quarter.
The primary catalysts were improved
investor confidence, a strong U.S.
equity market and steadily
improving market demand. With
some exceptions, positive
developments in Asia also aided
performance as currencies
stabilized and progress with the
IMF was achieved. However, the
market was unable to maintain its
momentum and suffered a
reversal in the second quarter. An
escalating banking crisis in Japan,
combined with a brewing fiscal
crisis in Russia, increased spread
volatility and caused weakness in
emerging-market debt issues. The
Japanese banking crisis drew
renewed attention as the
government failed to propose a
credible bailout plan. The resulting
pressure on the yen called into
question the export
competitiveness of surrounding
Asian countries as well as that of
the U.S. One positive aspect
regarding the potential pressure
on U.S. corporate earnings was
the disappearance of the Federal
Reserve's motivation to pre-empt
any inflationary signals. Low
U.S. real interest rates continued
to be a favorable backdrop for the
emerging-market debt arena.
Russian debt came under
pressure as investors' attention
turned to the significant reform
challenges the country faces and
the slow progress in addressing
them to date. Lower commodity
prices, especially oil, also put
pressure on the country's
fundamentals. Developments in
Russia carried over to other
markets. Brazil's debt traded lower
as its weak fiscal position once
again raised concerns.
An interview with John Carlson, Portfolio Manager of Fidelity Advisor Emerging Markets Income Fund
Q. HOW DID THE FUND PERFORM, JOHN?
A. For the six months that ended June 30, 1998, the fund's Institutional Class shares returned -1.97%. The emerging markets debt funds average, as tracked by Lipper Analytical Services, returned -2.94% during this time. The J.P. Morgan Emerging Markets Bond Index Plus returned -1.08%. For the 12 months that ended June 30, 1998, the fund's Institutional Class shares returned 1.20%, while the peer group and index returned -1.25% and 1.39%, respectively.
Q. HOW WOULD YOU DESCRIBE THE INVESTING ENVIRONMENT FOR EMERGING-MARKET DEBT OVER THE PAST SIX MONTHS?
A. The first six months of 1998 were characterized by pronounced volatility. Yield spreads - which measure the premium an investor pays for taking on risk - tightened versus U.S. government bonds in the beginning of the year as sentiment toward Asia turned favorable due to positive International Monetary Fund (IMF) negotiations. However, as the year progressed, a liquidity crisis in Russia drew widespread attention. Additionally, speculation surrounding a possible devaluation of Russia's currency - the rouble - dragged other emerging-market debt down in sympathy.
Q. ONE YEAR AGO, RUSSIA WAS THE APPLE OF MANY AN EMERGING-MARKET INVESTOR'S EYE. WHAT HAPPENED?
A. Despite having a low external debt load as a percentage of gross domestic product and exports, Russia's practice of funding budget deficits with high-yielding, short-term government bonds sent interest rates skyrocketing and led to a loss of investor confidence. Even with interest rates of 150%, investors shied away from new issues. As a major exporter of oil, lower oil prices also compounded Russia's problems during the period.
Q. WHAT TYPES OF STRATEGIES DID YOU UTILIZE DURING THE PERIOD?
A. There were a few. First, I positioned the fund conservatively during the period, believing there would be a second downtick in the Asian markets that would have ramifications across all emerging-market debt. The fund was overweighted - relative to its index - in collateralized bonds, or Brady bonds. These U.S.-dollar-denominated issues are backed by U.S. Treasury bonds. Second, I overweighted the fund's positions in Poland and Bulgaria relative to the index. Poland has experienced high growth amid lower inflation, while Bulgaria presented a higher-quality opportunity in the market. Bulgaria has successfully completed privatizations, maintained low borrowing requirements and has managed to keep interest rates low.
Q. WHICH POSITIONS CONTRIBUTED POSITIVELY TO THE FUND'S PERFORMANCE?
A. Overweighted positions in Poland and Bulgaria helped performance. Spreads for Poland's debt tightened during the period as investors recognized the country's growth prospects were mostly insulated from the deteriorating Russian credit market. Bulgarian issues traded higher as evidence of positive monetary and fiscal developments became apparent. Turkey also contributed to performance on strong economic growth in addition to IMF supervision. Additionally, declining oil prices decreased Turkey's cost of imports. Having a lower exposure to Venezuela - relative to the index - also helped as lower oil prices continued to undermine the country's fiscal position.
Q. WERE THERE ANY POSITIONS THAT FAILED TO MEET YOUR EXPECTATIONS?
A. Lower relative weightings in both Mexico and Argentina hurt performance, as both markets came on strong during the last three months of the period. The fund was underweighted in Mexico because return prospects - while improving - did not appear to support lofty debt prices for the debt. While I was attracted to Argentina, I underestimated its strength. Finally, an overweighting in Brazil and Russia detracted from the fund's return.
Q. WHAT'S YOUR OUTLOOK?
A. Over the past six months, we've weathered some extreme market conditions, including bull runs, chaotic economic downturns and sideways moves. None of these events included scenarios I have not seen before. Our experienced analysts and traders helped us uncover values over the past six months, and I will continue to rely on them for insights going forward. Specifically, I'll be watching developments in three key markets very closely: Russia, China and Japan. While Japan is not an emerging-market country, it is a powerful Asian economy with significant influence on emerging-market debt.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

JOHN CARLSON TALKS ABOUT
EMERGING-MARKET EQUITIES:
"As many emerging markets
tumbled due to the faltering Asian
and Russian economies,
emerging-market equities -
which had long played second
fiddle to emerging-market debt -
displayed attractive valuation
profiles. As a result, the fund's
equity stake increased from 0% in
January 1998 to around 3% at the
end of June.
"Three equity positions accounted
for that total: Telebras, Huaneng
Power and YPF. Telebras is a large
Brazilian telecommunications
company that plans to go through a
privatization process this summer.
China-based Huaneng Power is
one of the world's largest
independent power producers, and
YPF is a major international oil
producer based in Argentina.
"Buoyed by strong research, I felt
these positions were attractively
valued and would be a nice fit for
the portfolio."
FUND FACTS
GOAL: a high level of current
income by investing primarily
in debt securities and other
instruments of issuers in
emerging markets; as a
secondary objective, the fund
may seek capital appreciation
START DATE: March 10, 1994
SIZE: as of June 30, 1998,
more than $102 million
MANAGER: John Carlson, since
1995; also lead manager,
Fidelity Advisor Strategic
Income Fund, since 1996;
joined Fidelity in 1995
(checkmark)
INVESTMENT CHANGES


TOP FIVE COUNTRIES AS OF JUNE 30, 1998
(EXCLUDING CASH EQUIVALENTS)  % OF FUND'S   % OF FUND'S INVESTMENTS
                              INVESTMENTS   IN THESE COUNTRIES
                                            6 MONTHS AGO

ARGENTINA                     22.0          15.3

BRAZIL                        15.1          18.6

MEXICO                        12.7          9.9

RUSSIA                        9.9           6.8

TURKEY                        5.2           3.7

TOP COUNTRIES ARE BASED UPON LOCATION OF ISSUER OF EACH SECURITY,
INCLUDING WHERE THE FUND IS EXPOSED TO POTENTIAL POLITICAL AND CREDIT
RISKS.
TOP FIVE HOLDINGS AS OF JUNE 30, 1998

(BY ISSUER, EXCLUDING CASH EQUIVALENTS)  % OF FUND'S   % OF FUND'S INVESTMENTS
                                         INVESTMENTS   IN THESE HOLDINGS
                                                       6 MONTHS AGO

ARGENTINIAN REPUBLIC                     17.9          12.2

BRAZILIAN FEDERATIVE REPUBLIC            11.4          18.1

BANCO NACIONAL DE COMERCIO EXTERIOR SNC  6.8           3.2

UNITED MEXICAN STATES                    5.9           5.6

TURKISH REPUBLIC                         5.2           3.7


AVERAGE YEARS TO MATURITY AS OF JUNE 30, 1998
             6 MONTHS AGO

YEARS  15.1  15.3

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JUNE 30, 1998 AS OF DECEMBER 31, 1997

ROW: 1, COL: 1, VALUE: 11.7
ROW: 1, COL: 2, VALUE: 74.3
ROW: 1, COL: 3, VALUE: 9.199999999999999
ROW: 1, COL: 4, VALUE: 4.8
CORPORATE BONDS 8.3%
FOREIGN GOVERNMENT
OBLIGATIONS 68.8%
OTHER 9.5%
SHORT-TERM
INVESTMENTS 13.4%
CORPORATE BONDS 11.7%
FOREIGN GOVERNMENT
OBLIGATIONS 74.3%
OTHER 9.2%
SHORT-TERM
INVESTMENTS 4.8%
ROW: 1, COL: 1, VALUE: 8.300000000000001
ROW: 1, COL: 2, VALUE: 68.8
ROW: 1, COL: 3, VALUE: 9.5
ROW: 1, COL: 4, VALUE: 13.4

INVESTMENTS JUNE 30, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


NONCONVERTIBLE BONDS - 11.7%
 MOODY'S  PRINCIPAL VALUE
 RATINGS (C) AMOUNT (B) (NOTE 1)
ARGENTINA - 2.9%
Compania Internacional Telecomunicaciones
10 3/8%, 8/1/04 (Reg. S)  BB ARS 990,000 $ 804,488
Compania Latinoamericana de Infraestructura
& Servicios SA:
 11 5/8%, 6/1/04 (g)  BB-  630,000  623,700
 11 5/8%, 6/1/04  BB-  460,000  455,400
Mastellone Hermanos SA
11 3/4%, 4/1/08 (g)  B1  1,055,000  1,049,725
  2,933,313
BRAZIL - 1.1%
Banco Nac de Desen Econo 10.3%, 6/16/08 (f)(g)  B1  1,140,000
1,137,720
DOMINICAN REPUBLIC - 0.9%
Tricom SA 11 3/8%, 9/1/04  B2  930,000  885,825
MEXICO - 6.8%
Banco Nacional de Comercio Exterior SNC
11 1/4%, 5/30/06 (Reg.)  Ba2  6,110,000  6,751,550
TOTAL NONCONVERTIBLE BONDS
(Cost $12,146,245)   11,708,408
FOREIGN GOVERNMENT OBLIGATIONS (H) - 74.3%
ARGENTINA - 19.0%
Argentinian Republic:
 Brady par euro
 5 3/4%, 3/31/23 (e)  Ba3  11,025,000  8,193,635
 BOCON:
 3.29%, 4/1/01 (f)  Ba3 ARS 1,020,916  909,624
  3.29%, 4/1/07 (f)  Ba3 ARS 3,764,006  2,635,982
 global bond:
 8.726%, 4/10/05 (f)  Ba3  640,000  640,000
  11 3/8%, 1/30/17  Ba3  3,180,000  3,378,750
  9 3/4%, 9/19/27  Ba3  610,000  563,488
 11 3/4%, 2/12/07  Ba3 ARS 1,730,000  1,635,079
City of Buenos Aires euro 10 1/2%, 5/28/04  B1 ARS 1,310,000
1,100,554
  19,057,112
FOREIGN GOVERNMENT OBLIGATIONS (H) - CONTINUED
 MOODY'S  PRINCIPAL VALUE
 RATINGS (C) AMOUNT (B) (NOTE 1)
BRAZIL - 11.4%
Brazilian Federative Republic Brady:
new money bond 6.688%, 4/15/09 (Reg.) (f)  B1 $ 1,480,000 $ 1,124,800 capitalization bond 8%, 4/15/14  B1  9,484,730  6,971,276
 discount euro 6 5/8%, 4/15/24 (f)  B1  4,260,000  3,280,200
  11,376,276
BULGARIA - 5.1%
Bulgarian Republic Brady (f):
 FLIRB A 2.25%, 7/28/12   B2  2,135,000  1,323,700
 discount 6.5625%, 7/28/24   B2  4,975,000  3,805,875
  5,129,575
COTE D'IVOIRE - 2.3%
Ivory Coast Brady (f)(g):
 past due interest 2.0%, 3/30/18   -  4,949,000  1,837,316
 FLIRB 2.0%, 3/30/18   -  1,384,000  453,260
  2,290,576
DOMINICAN REPUBLIC - 0.8%
Dominican Republic Brady
6 5/8%, 8/30/09 (f)  B1  1,078,000  858,358
ECUADOR - 3.4%
Ecuador Republic Brady:
 par euro 3 1/2%, 2/28/25 (e)  B1  2,795,000  1,504,060
 discount euro 6 5/8%, 2/28/25 (f)  B1  2,670,000  1,855,650
  3,359,710
GREECE - 0.8%
Greek Government Treasury Bill 0%, 4/29/99 (i)  - GRD 255,700  769,332
JORDAN - 0.8%
Kingdom of Jordan 5%, 12/23/23 (f)  Ba3  1,140,000  792,300
LEBANON - 0.3%
Lebanese Treasury Bill 0%, 10/29/98 (i)  - LBP 436,000  276,592
FOREIGN GOVERNMENT OBLIGATIONS (H) - CONTINUED
 MOODY'S  PRINCIPAL VALUE
 RATINGS (C) AMOUNT (B) (NOTE 1)
MEXICO - 5.9%
Mexico Value recovery rights
6/30/03 discount C  - $ 1,000 $ -
United Mexican States Brady:
 par A 6 1/4%, 12/31/19 unit  Ba2  3,060,000  2,535,975
 par B 6 1/4%, 12/31/19 unit  Ba2  4,020,000  3,331,575
  5,867,550
PANAMA - 2.5%
Panamanian Republic Brady:
 par 3%, 7/17/26 (e)  Ba1  3,050,000  1,997,750
 discount 6.5625%, 7/17/26 (f)  Ba1  610,000  530,700
  2,528,450
PERU - 1.7%
Peruvian Republic Brady FLIRB (f):
3 1/4%, 3/7/17 (g)  B2  1,350,000  754,313
 3 1/4%, 3/7/17   B2  1,775,000  991,781
  1,746,094
POLAND - 4.4%
Polish Government:
 23.18%, 5/6/01 (f)  A- PLN 3,460,000  993,249
 Brady par 3%, 10/27/24 (e)  Baa3  5,185,000  3,428,581
  4,421,830
RUSSIA - 4.9%
Bank for Foreign Economic Affairs of Russia
(Vnesheconombank) interest notes
6 5/8%, 12/15/15 (f)(g)  B1  494  274
Moscow City 9 1/2%, 5/31/00 (Reg.)  B1  1,780,000  1,533,025
Russian Government 11 3/4%, 6/10/03 (g)  B+  3,790,000  3,349,413
  4,882,712
TURKEY - 5.2%
Turkish Republic Treasury Bill (d):
 0%, 8/12/98  -  TRL 353,100  1,222,344
 0%, 9/16/98  -  TRL 472,730  1,473,811
 0%, 1/27/99  -  TRL 951,280  2,482,489
  5,178,644
FOREIGN GOVERNMENT OBLIGATIONS (H) - CONTINUED
 MOODY'S  PRINCIPAL VALUE
 RATINGS (C) AMOUNT (B) (NOTE 1)
VENEZUELA - 5.2%
Venezuelan Republic:
 Brady:
  debt conversion bond 6 5/8%, 12/18/07 (f)  Ba2 $ 2,928,574 $
2,383,127
  par A euro 6 3/4%, 3/31/20  Ba2  2,185,000  1,753,463
  discount A 6.5625%, 3/31/20 (f)  Ba2  1,250,000  1,021,875
 Oil recovery rights 3/31/20 (a)  -  10,955  -
  5,158,465
VIETNAM - 0.6%
Socialist Republic of Vietnam Brady
3%, 3/12/28 (e)  -  1,700,000  616,250
TOTAL GOVERNMENT OBLIGATIONS
(Cost $76,197,895)   74,309,826
SOVEREIGN LOAN PARTICIPATIONS - 6.1%
ANGOLA - 0.5%
Banco Nacional de Angola
0%, 9/10/27   -  1,596,128  558,645
CAMEROON - 0.3%
Cameroon Republic loan participation
 - Societe Generale  - FRF 1,960,000  93,757
 - Societe Generale  - DEM 1,430,000  229,369
  323,126
CONGO - 0.3%
Congo Republic loan participation:
 - Societe Generale  -  734,288  212,944
 - Societe Generale  - FRF 841,728  40,264
 - Societe Generale  - DEM 255,860  41,039
  294,247
SOVEREIGN LOAN PARTICIPATIONS - CONTINUED
 MOODY'S PRINCIPAL VALUE
  RATINGS (C) AMOUNT (B) (NOTE 1)
RUSSIA - 5.0%
Bank for Foreign Economic Affairs of Russia
(Vnesheconombank) loan participation
restructured under 1997 agreement (f):
  - Bank Boston 6.7188%, 12/15/20  - $ 2,020,000 $ 954,450
  - The Chase Manhattan Bank
    6 5/8%, 12/15/20   -  920,000  434,700
  - Deutsche Bank 6.7188%, 12/15/20  -  3,670,000  1,734,075
  - ING Bank NV 6 5/8%, 12/15/20   -  1,070,000  505,575
  - Lehman Commercial Paper, Inc.
    6.7188%, 12/15/20  -  340,000  160,650
  - Merrill Lynch, Pierce, Fenner & Smith, Inc.
    6.7188%, 12/15/20   -  370,000  174,825
  - Morgan (J.P.) Securities, Inc.
    6 5/8%, 12/15/20   -  1,030,000  486,675
  - Paribus Capital Markets
    6.7188%, 12/15/20   -  1,070,000  505,575
  4,956,525
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $6,995,861)   6,132,543
COMMON STOCKS - 3.1%
 SHARES
ARGENTINA - 0.1%
YPF Sociedad Anonima sponsored ADR
representing Class D shares  3,900  116,561
BRAZIL - 2.6%
Telecomunicacoes Brasileiras SA Sponsored ADR  24,100  2,631,419
CHINA - 0.4%
Huaneng Power International, Inc. Class N sponsored ADR (a)  26,700
358,781
TOTAL COMMON STOCKS
(Cost $3,257,228)   3,106,761
CASH EQUIVALENTS - 4.8%
 MATURITY VALUE
 AMOUNT (NOTE 1)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.66%, dated
6/30/98 due 7/1/98
(Cost $4,801,000)   $ 4,801,755 $ 4,801,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $103,398,229)  $ 100,058,538
SECURITY TYPE ABBREVIATIONS
FLIRB - Front Loaded Interest Reduction
  Bonds
CURRENCY ABBREVIATIONS
ARS - Argentine peso
FRF - French franc
DEM - German deutsche mark
GRD - Greek drachma
LBP - Lebanese pound
PLN - Polish zloty
TRL - Turkish lira
LEGEND
(a) Non-income producing
(b) Principal amount is stated in United States dollars unless otherwise noted.
(c) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(d) Principal amount in millions.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $9,205,721 or 9.0% of net assets.
(h) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
(i) Principal amount in thousands
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 0.0% AAA, AA, A 1.0%
Baa 3.4% BBB  8.6%
Ba 39.0% BB  46.3%
B 28.2% B  11.3%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 9.0%. FMR has determined that unrated debt securities that are lower quality account for 9.0% of the total value of investment in securities.
INCOME TAX INFORMATION
At June 30, 1998, the aggregate cost of investment securities for income tax purposes was $104,087,298. Net unrealized depreciation aggregated $4,028,760, of which $967,571 related to appreciated investment securities and $4,996,331 related to depreciated investment securities.
The fund intends to elect to defer to its fiscal year ending December 31, 1998 approximately $1,921,000 of losses recognized during the period November 1, 1997 to December 31, 1997.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                             JUNE 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                $ 100,058,538
AGREEMENTS OF $4,801,000) (COST $103,398,229) -
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                          5,905,230

RECEIVABLE FOR FUND SHARES SOLD                                          499,748

INTEREST RECEIVABLE                                                      1,204,651

PREPAID EXPENSES                                                         4,566

 TOTAL ASSETS                                                            107,672,733

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                   $ 283,012

PAYABLE FOR INVESTMENTS PURCHASED                            4,097,045

PAYABLE FOR FUND SHARES REDEEMED                             341,270

DISTRIBUTIONS PAYABLE                                        43,732

ACCRUED MANAGEMENT FEE                                       59,917

DISTRIBUTION FEES PAYABLE                                    33,990

OTHER PAYABLES AND ACCRUED EXPENSES                          72,090

 TOTAL LIABILITIES                                                       4,931,056

NET ASSETS                                                              $ 102,741,677

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                         $ 111,159,061

UNDISTRIBUTED NET INVESTMENT INCOME                                      256,648

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                    (5,330,837)
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                (3,343,195)
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS                                                              $ 102,741,677


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 JUNE 30, 1998 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                          $10.41
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($2,652,481 (DIVIDED BY) 254,763 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/95.25 OF $10.41)         $10.93

CLASS T:                                                       $10.40
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($76,509,695 (DIVIDED BY) 7,353,865 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $10.40)         $10.78

CLASS B:                                                       $10.45
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($22,073,361 (DIVIDED BY) 2,112,594 SHARES) A

CLASS C:                                                       $10.40
NET ASSET VALUE, AND OFFERING PRICE PER SHARE
 ($647,292 (DIVIDED BY) 62,239 SHARES) A

INSTITUTIONAL CLASS:                                           $10.35
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($858,848 (DIVIDED BY) 82,944 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                          SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME                                                       $ 6,282,696
INTEREST

LESS FOREIGN TAXES WITHHELD                                              (128,620)

 TOTAL INCOME                                                            6,154,076

EXPENSES

MANAGEMENT FEE                                            $ 392,502

TRANSFER AGENT FEES                                        152,917

DISTRIBUTION FEES                                          217,179

ACCOUNTING FEES AND EXPENSES                               43,600

NON-INTERESTED TRUSTEES' COMPENSATION                      218

CUSTODIAN FEES AND EXPENSES                                39,747

REGISTRATION FEES                                          53,735

AUDIT                                                      26,390

LEGAL                                                      1,093

MISCELLANEOUS                                              4,302

 TOTAL EXPENSES BEFORE REDUCTIONS                          931,683

 EXPENSE REDUCTIONS                                        (34,018)      897,665

NET INVESTMENT INCOME                                                    5,256,411

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                     (981,781)

 FOREIGN CURRENCY TRANSACTIONS                             (44,232)

 WRITTEN OPTIONS                                           282,129       (743,884)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                     (6,537,946)

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES              25,137        (6,512,809)

NET GAIN (LOSS)                                                          (7,256,693)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ (2,000,282)
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
                                                         SIX MONTHS ENDED   YEAR ENDED
                                                         JUNE 30, 1998      DECEMBER 31,
                                                         (UNAUDITED)        1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 5,256,411        $ 8,315,876
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                 (743,884)          13,134,999

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     (6,512,809)        (4,810,866)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (2,000,282)        16,640,009
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (4,999,763)        (9,380,291)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                   -                  (14,029,285)

 TOTAL DISTRIBUTIONS                                      (4,999,763)        (23,409,576)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)              (10,761,081)       27,548,589

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (17,761,126)       20,779,022

NET ASSETS

 BEGINNING OF PERIOD                                      120,502,803        99,723,781

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT   $ 102,741,677      $ 120,502,803
INCOME OF $256,648 AND $424,276, RESPECTIVELY)




FINANCIAL HIGHLIGHTS - CLASS A
                                                        SIX MONTHS ENDED      YEARS ENDED
                                                        JUNE 30, 1998         DECEMBER 31,

                                                        (UNAUDITED)        1997       1996 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 11.120           $ 11.720  $ 10.520

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                 .520                .953      .274

 NET REALIZED AND UNREALIZED GAIN (LOSS)                 (.726)              .891      1.574

 TOTAL FROM INVESTMENT OPERATIONS                        (.206)              1.844     1.848

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                              (.504)              (.984)    (.238)

 FROM NET REALIZED GAIN                                  -                   (1.460)   (.410)

 TOTAL DISTRIBUTIONS                                     (.504)              (2.444)   (.648)

NET ASSET VALUE, END OF PERIOD                          $ 10.410           $ 11.120  $ 11.720

TOTAL RETURN B, C                                        (2.03)%             16.52%    17.71%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 2,652            $ 2,313   $ 478

RATIO OF EXPENSES TO AVERAGE NET ASSETS                  1.40% A, F          1.40% F   1.40% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE    1.39% A, G          1.38% G   1.40% A
REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     9.43% A             7.74%     7.31% A

PORTFOLIO TURNOVER RATE                                  429% A              660%      410%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - CLASS T
                                    SIX MONTHS ENDED          YEARS ENDED DECEMBER 31,
                                    JUNE 30, 1998

                                    (UNAUDITED)        1997      1996      1995      1994 E
SELECTED PER-SHARE DATA

NET ASSET VALUE,                    $ 11.110           $ 11.710  $ 9.280   $ 9.520   $ 10.000
BEGINNING OF PERIOD

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME               .518 D              .877 D    .758 D    .860      .356

 NET REALIZED AND                    (.727)              .961      2.832     (.323)    (.073)
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT OPERATIONS    (.209)              1.838     3.590     .537      .283

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME          (.501)              (.978)    (.750)    (.777)    (.503)

 FROM NET REALIZED GAIN              -                   (1.460)   (.410)    -         (.260)

 TOTAL DISTRIBUTIONS                 (.501)              (2.438)   (1.160)   (.777)    (.763)

NET ASSET VALUE, END OF PERIOD      $ 10.400           $ 11.110  $ 11.710  $ 9.280   $ 9.520

TOTAL RETURN B, C                    (2.06)%             16.47%    40.41%    6.99%     2.47%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD           $ 76,510           $ 93,228  $ 78,861  $ 36,205  $ 30,029
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE         1.44% A             1.47%     1.49%     1.50% F   1.50% A, F
NET ASSETS

RATIO OF EXPENSES TO AVERAGE NET     1.44% A             1.45% G   1.48% G   1.50%     1.50% A
ASSETS AFTER EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME       9.39% A             7.08%     7.23%     9.32%     6.60% A
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE              429% A              660%      410%      305%      354% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD MARCH 10, 1994 (COMMENCEMENT OF OPERATIONS) TO
DECEMBER 31, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.


FINANCIAL HIGHLIGHTS - CLASS B
                                 SIX MONTHS ENDED        YEARS ENDED DECEMBER 31,
                                 JUNE 30, 1998

                                 (UNAUDITED)        1997      1996      1995      1994 E
SELECTED PER-SHARE DATA

NET ASSET VALUE,                 $ 11.160           $ 11.750  $ 9.300   $ 9.520   $ 9.700
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME            .481 D              .806 D    .686 D    .835      .167

 NET REALIZED AND                 (.730)              .956      2.853     (.342)    .227
 UNREALIZED GAIN (LOSS)

 TOTAL FROM                       (.249)              1.762     3.539     .493      .394
 INVESTMENT OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME       (.461)              (.892)    (.679)    (.713)    (.314)

 FROM NET REALIZED GAIN           -                   (1.460)   (.410)    -         (.260)

 TOTAL DISTRIBUTIONS              (.461)              (2.352)   (1.089)   (.713)    (.574)

NET ASSET VALUE, END OF PERIOD   $ 10.450           $ 11.160  $ 11.750  $ 9.300   $ 9.520

TOTAL RETURN B, C                 (2.39)%             15.70%    39.61%    6.38%     3.67%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD        $ 22,073           $ 23,576  $ 17,746  $ 9,486   $ 5,034
(000 OMITTED)

RATIO OF EXPENSES TO              2.15% A, F          2.15%     2.15% F   2.25% F   2.25% A, F
AVERAGE NET ASSETS

RATIO OF EXPENSES TO              2.14% A, G          2.13% G   2.15%     2.25%     2.25% A
AVERAGE NET ASSETS AFTER
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME    8.69% A             6.48%     6.56%     8.48%     5.86% A
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE           429% A              660%      410%      305%      354% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO DECEMBER 31, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - CLASS C
                                                                   SIX MONTHS ENDED   YEAR ENDED
                                                                   JUNE 30, 1998      DECEMBER 31,

                                                                   (UNAUDITED)        1997 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                               $ 11.110           $ 12.190

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                            .476                .154

 NET REALIZED AND UNREALIZED GAIN (LOSS)                            (.732)              .322

 TOTAL FROM INVESTMENT OPERATIONS                                   (.256)              .476

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                         (.454)              (.286)

 FROM NET REALIZED GAIN                                             -                   (1.270)

 TOTAL DISTRIBUTIONS                                                (.454)              (1.556)

NET ASSET VALUE, END OF PERIOD                                     $ 10.400           $ 11.110

TOTAL RETURN B, C                                                   (2.47)%             4.16%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                            $ 647              $ 66

RATIO OF EXPENSES TO AVERAGE NET ASSETS                             2.25% A, F          2.25% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS    2.23% A, G          2.25% A

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                8.92% A             9.04% A

PORTFOLIO TURNOVER RATE                                             429% A              660%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO DECEMBER 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                                SIX MONTHS ENDED   YEARS ENDED DECEMBER 31,
                                                JUNE 30, 1998

                                                (UNAUDITED)        1997      1996      1995 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD            $ 11.060           $ 11.650  $ 9.280   $ 8.400

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                           .525 D              .860 D    .786 D    .393

 NET REALIZED AND UNREALIZED GAIN (LOSS)         (.723)              1.008     2.779     .876

 TOTAL FROM INVESTMENT OPERATIONS                (.198)              1.868     3.565     1.269

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                      (.512)              (.998)    (.785)    (.389)

 FROM NET REALIZED GAIN                          -                   (1.460)   (.410)    -

 TOTAL DISTRIBUTIONS                             (.512)              (2.458)   (1.195)   (.389)

NET ASSET VALUE, END OF PERIOD                  $ 10.350           $ 11.060  $ 11.650  $ 9.280

TOTAL RETURN B, C                                (1.97)%             16.84%    40.21%    15.52%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)         $ 859              $ 1,320   $ 2,639   $ 201

RATIO OF EXPENSES TO AVERAGE NET ASSETS          1.25% A, F          1.25% F   1.25% F   1.25% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER    1.24% A, G          1.23% G   1.25%     1.25% A
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO AVERAGE        9.51% A             6.85%     7.46%     9.09% A
NET ASSETS

PORTFOLIO TURNOVER RATE                          429% A              660%      410%      305% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Emerging Markets Income Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts and foreign currency options, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned. Interest income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class C and shares of Class C for distribution under federal and state securities law. These expenses are amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, market discount and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date.
Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above. WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the statement of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
2. OPERATING POLICIES - CONTINUED
OPTIONS. The fund may use options to manage its exposure to the bond market and to fluctuations in interest rates and currency values. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities . Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations. RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $6,132,543 or 6.0% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $205,624,033 and $208,495,704.
The following is a summary of the fund's written options activity:
  NUMBER OF  AGGREGATE FACE VALUE
 CONTRACTS OF CONTRACTS
Call Options on Brazilian Federative Republic
 Brady Capitalization Bonds
 Outstanding at12/31/97   - $ -
  Contracts opened    2  658,586
  Contracts expired   (1)  (658)
  Contracts closed   (1)  (657,928)
 Outstanding at June 30, 1998   - $ -
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .55%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .69% of average net assets.
SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors (FIIA), and Fidelity Investments Japan Limited
(FIJ). In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIA(U.K.)L a fee based on costs incurred for either service.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:
CLASS A    .15%

CLASS T    .25%

CLASS B    .90% *

CLASS C    1.00% **

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED
For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:
          PAID TO    RETAINED
          FDC        BY FDC

CLASS A   $ 1,981    $ 122

CLASS T    109,281    14,105

CLASS B    104,765    76,010

CLASS C    1,152      1,152

          $ 217,179  $ 91,389

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the
Plans:
CLASS A               $ 1,900

CLASS T                16,060

CLASS B                11,760

CLASS C                334

INSTITUTIONAL CLASS    506

                      $ 30,560

SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the period, sales charge amounts paid to and retained by FDC were as follows:
          PAID TO   RETAINED
          FDC       BY FDC

CLASS A   $ 16,164  $ 3,394

CLASS T    38,121    11,986

CLASS B    40,069    40,069*

CLASS C    250       250*

TOTAL     $ 94,604  $ 55,699

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund(collectively referred to as the transfer agent) for the fund's Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC :
                       AMOUNT     % OF
                                  AVERAGE
                                  NET ASSETS

CLASS A                $ 4,585    .35*

CLASS T                 112,310   .26*

CLASS B                 33,660    .29*

CLASS C                 595       .52*

INSTITUTIONAL CLASS     1,767     .34*

                       $ 152,917

* ANNUALIZED.
ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
                      FMR          REIMBURSEMENT
                      EXPENSE
                      LIMITATIONS

CLASS A               1.40%        $ 6,006

CLASS B               2.15%         3,094

CLASS C               2.25%         11,155

INSTITUTIONAL CLASS   1.25%         10,078

                                   $ 30,333

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $3,685 under the custodian arrangement.
6. CREDIT RISK.
The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.
7. BENEFICIAL INTEREST.
At the end of the period, FMR was record owner of approximately 9% of the total outstanding shares of the fund.
8. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                            SIX MONTHS ENDED   YEAR ENDED
                            JUNE 30,           DECEMBER 31,

                            1998               1997 A

FROM NET INVESTMENT INCOME

CLASS A                     $ 118,020          $ 119,401

CLASS T                      3,875,884          7,364,838

CLASS B                      949,002            1,641,148

CLASS C                      9,703              1,052

INSTITUTIONAL CLASS          47,154             253,852

TOTAL                       $ 4,999,763        $ 9,380,291

FROM NET REALIZED GAIN

CLASS A                     $ -                $ 244,650

CLASS T                      -                  10,866,769

CLASS B                      -                  2,697,569

CLASS C                      -                  6,680

INSTITUTIONAL CLASS          -                  213,617

TOTAL                       $ -                $ 14,029,285

TOTAL                       $ 4,999,763        $ 23,409,576

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1997.
9. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                SHARES                           DOLLARS

                                SIX MONTHS ENDED   YEAR ENDED    SIX MONTHS ENDED   YEAR ENDED
                                JUNE 30,           DECEMBER 31,  JUNE 30,           DECEMBER 31,

                                1998               1997 A        1998               1997 A



CLASS A                          82,305             157,759      $ 914,725          $ 1,980,163
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    10,064             27,924        111,162            317,016

SHARES REDEEMED                  (45,602)           (18,479)      (500,548)          (229,598)

NET INCREASE (DECREASE)          46,767             167,204      $ 525,339          $ 2,067,581

CLASS T                          1,166,387          5,560,853    $ 12,946,964       $ 68,604,516
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    309,617            1,422,242     3,417,070          16,356,926

SHARES REDEEMED                  (2,514,110)        (5,324,070)   (27,834,032)       (65,213,725)

NET INCREASE (DECREASE)          (1,038,106)        1,659,025    $ (11,469,998)     $ 19,747,717

CLASS B                          386,749            741,442      $ 4,302,534        $ 9,189,867
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    71,919             323,757       796,373            3,726,061

SHARES REDEEMED                  (459,500)          (462,457)     (5,134,442)        (5,697,389)

NET INCREASE (DECREASE)          (832)              602,742      $ (35,535)         $ 7,218,539

CLASS C                          60,318             5,254        $ 653,183          $ 65,143
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    695                692           7,635              7,663

SHARES REDEEMED                  (4,720)            -             (51,547)           -

NET INCREASE (DECREASE)          56,293             5,946        $ 609,271          $ 72,806

INSTITUTIONAL CLASS              86,010             670,672      $ 946,706          $ 8,055,126
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    3,980              36,986        43,811             437,820

SHARES REDEEMED                  (126,403)          (814,803)     (1,380,675)        (10,051,000)

NET INCREASE (DECREASE)          (36,413)           (107,145)    $ (390,158)        $ (1,558,054)


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1997
10. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                      REGISTRATION
                      FEES

CLASS A               $ 6,090

CLASS T                16,730

CLASS B                9,782

CLASS C                10,982

INSTITUTIONAL CLASS    10,151

                      $ 53,735




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISER
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
Fidelity Investments Japan Limited
 Tokyo, Japan
Fidelity International Investment Advisors
 Pembroke, Bermuda
Fidelity International Investment
 Advisors (U.K.) Limited
 London, England
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Bart A. Grenier, Vice President
John H. Carlson, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
Brooklyn, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)